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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/07

Item 1.  Schedule of Investments.

                                 AIM CHINA FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CHI-QTR-1 7/07             A I M Advisors, Inc.

AIM CHINA FUND

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN STOCKS & OTHER EQUITY
   INTERESTS-93.32%(A)
AIRLINES-1.26%
Air China Ltd.-Class H (b)                           1,200,000   $     1,063,784
China Eastern Airlines Corp. Ltd.-Class H
   (c)(d)(e)                                         2,300,000         1,096,204
                                                                 ---------------
                                                                       2,159,988
                                                                 ---------------
AIRPORT SERVICES-1.92%
Beijing Capital International Airport Co.
   Ltd.-Class H (b)                                    928,000         1,543,549
Hong Kong Aircraft Engineering Co. Ltd.
   (Hong Kong)(b)                                      100,000         1,752,746
                                                                 ---------------
                                                                       3,296,295
                                                                 ---------------
ALUMINUM-1.23%
Minmetals Resources Ltd. (Hong Kong)(b)(e)           3,500,000         2,110,958
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.48%
C C Land Holdings Ltd (Hong Kong)(b)                 2,200,000         2,681,672
China Grand Forestry Resources Group Ltd.
   (b)(e)                                            6,000,000         2,391,591
USI Holdings Ltd (Hong Kong)(b)                      1,196,000           889,800
                                                                 ---------------
                                                                       5,963,063
                                                                 ---------------
AUTO PARTS & EQUIPMENT-1.27%
Minth Group Ltd.                                       262,000           424,498
Xinyi Glass Holdings Co. Ltd. (b)                    1,700,000         1,752,193
                                                                 ---------------
                                                                       2,176,691
                                                                 ---------------
COAL & CONSUMABLE FUELS-4.02%
China Coal Energy Co.-Class H (b)(e)                 1,500,000         2,757,385
China Shenhua Energy Co. Ltd.-Class H
   (Hong Kong)(b)                                    1,050,000         4,131,254
                                                                 ---------------
                                                                       6,888,639
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-0.49%
ZTE Corp.-Class H (b)                                  180,000           840,079
                                                                 ---------------
COMPUTER & ELECTRONICS RETAIL-0.64%
GOME Electrical Appliances Holdings Ltd. (b)           671,000         1,089,110
                                                                 ---------------
COMPUTER HARDWARE-0.78%
Great Wall Technology Co. Ltd.-Class H
   (b)(e)                                            3,200,000         1,338,484
                                                                 ---------------
CONSTRUCTION & ENGINEERING-2.45%
COSCO International Holdings Ltd. (b)                3,200,000         2,295,169
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
CONSTRUCTION & ENGINEERING-(CONTINUED)
HKC (Holdings) Ltd. (c)                              4,735,000   $     1,893,734
                                                                 ---------------
                                                                       4,188,903
                                                                 ---------------
CONSTRUCTION MATERIALS-0.58%
TCC International Holdings Ltd. (Hong
   Kong)(b)(e)                                         800,000           988,423
                                                                 ---------------
DISTRIBUTORS-2.03%
China Resource Enterprise Ltd. (Hong
   Kong)(b)                                            600,000         2,394,505
Integrated Distribution Services Group
   Ltd. (Hong Kong)(b)                                 350,000         1,081,267
                                                                 ---------------
                                                                       3,475,772
                                                                 ---------------
DIVERSIFIED BANKS-7.48%
China Construction Bank Corp.-Class H (b)            6,200,000         4,608,988
Industrial and Commercial Bank of China
   (Asia) Ltd. (b)                                   1,000,000         2,418,216
Industrial and Commercial Bank of China
   Ltd.-Class H (b)                                  8,000,000         4,879,083
Wing Hang Bank Ltd. (Hong Kong)(b)                      71,000           895,489
                                                                 ---------------
                                                                      12,801,776
                                                                 ---------------
DIVERSIFIED METALS & MINING-2.43%
China Molybdenum Co., Ltd.-Class H (b)(e)            1,080,000         2,274,186
Jiangxi Copper Co. Ltd.-Class H (Hong Kong)(b)       1,000,000         1,878,302
                                                                 ---------------
                                                                       4,152,488
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.72%
BYD Co. Ltd.-Class H (b)                               180,000         1,303,144
BYD Co. Ltd. - Rts. (c)(d)(e)                           60,000                 0
Neo-Neon Holdings Ltd. (Hong Kong)(b)(e)               800,000         1,640,670
                                                                 ---------------
                                                                       2,943,814
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.16%
China Chief Cable TV Group Ltd. (Hong
   Kong)(b)(e)                                      12,000,000         3,698,105
                                                                 ---------------
FOREST PRODUCTS-0.72%
CITIC Resources Holdings Ltd. (b)(e)                 1,700,000         1,229,829
                                                                 ---------------
HEALTH CARE EQUIPMENT-0.68%
Mindray Medical International Ltd. -ADR                 37,800         1,171,800
                                                                 ---------------

AIM CHINA FUND

                                                     SHARES           VALUE
                                                  ------------   ---------------
HEALTH CARE SUPPLIES-0.87%
Shandong Weigao Group Medical Polymer Co.
   Ltd. (b)                                            600,000   $     1,491,042
                                                                 ---------------
HEAVY ELECTRICAL EQUIPMENT-2.22%
Dongfang Electrical Machinery Co.
   Ltd.-Class H (b)                                    380,000         2,427,967
Harbin Power Equipment Co. Ltd.-Class H (b)            800,000         1,370,467
                                                                 ---------------
                                                                       3,798,434
                                                                 ---------------
HOTELS, RESORTS & CRUISE LINES-1.36%
China Travel International Investment Hong
   Kong Ltd. (Hong Kong)(b)                          3,500,000         2,321,104
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-2.49%
Citic Pacific Ltd. (Hong Kong)(b)                      500,000         2,576,143
Shanghai Industrial Holdings Ltd. (Hong
   Kong)(b)                                            392,000         1,691,056
                                                                 ---------------
                                                                       4,267,199
                                                                 ---------------
INDUSTRIAL MACHINERY-1.76%
China International Marine Containers
   (Group) Co., Ltd.-Class B                           540,000         1,319,278
Enric Energy Equipment Holdings Ltd. (c)(e)            620,000           645,660
Haitian International Holdings Ltd. (b)(e)           1,400,000         1,055,039
                                                                 ---------------
                                                                       3,019,977
                                                                 ---------------
INTEGRATED OIL & GAS-4.15%
China Petroleum and Chemical
   Corp.(Sinopec)-Class H (b)                        1,600,000         1,678,541
PetroChina Co. Ltd.-Class H (b)                      3,680,000         5,430,328
                                                                 ---------------
                                                                       7,108,869
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES-1.93%
China Communication Services Corp.
   Ltd.-Class H (b)(e)                               2,200,000         1,576,900
China Telecom Corp. Ltd.-Class H (b)                 3,000,000         1,732,157
                                                                 ---------------
                                                                       3,309,057
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-0.84%
CITIC Securities Co., Ltd.(Equity
   Participation Ctfs. issued by BNP
   Paribas S.A.), expiring 04/21/10
   (c)(e)(f)                                           166,000         1,438,390
                                                                 ---------------
INVESTMENT COMPANIES - EXCHANGE TRADED
   FUNDS-0.49%
Pufeng Fund(Equity Participation Ctfs.
   issued by UBS A.G.), expiring 12/10/09
   (c)(e)(f)                                         3,000,000           831,000
                                                                 ---------------
LEISURE PRODUCTS-1.91%
Kin Yat Holdings Ltd. (Hong Kong)(b)                 5,300,000         1,852,258
Li Ning Co. Ltd. (Hong Kong)(b)                        600,000         1,423,943
                                                                 ---------------
                                                                       3,276,201
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
LIFE & HEALTH INSURANCE-7.92%
China Life Insurance Co., Ltd.-Class H (b)           1,884,000   $     7,965,201
Ping An Insurance (Group) Co. of China
   Ltd.-Class H (b)                                    660,000         5,592,386
                                                                 ---------------
                                                                      13,557,587
                                                                 ---------------
MARINE-1.54%
China COSCO Holdings Co. Ltd.-Class H (b)            1,500,000         2,640,148
                                                                 ---------------
MOVIES & ENTERTAINMENT-1.91%
Perfect World Co. Ltd.  -ADR(e)                         64,200         1,547,220
The9 Ltd. -ADR(e)                                       35,000         1,715,000
                                                                 ---------------
                                                                       3,262,220
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION-5.31%
CNOOC Ltd. (Hong Kong)(b)                            5,300,000         6,304,075
CNPC Hong Kong Ltd. (Hong Kong)(b)                   4,600,000         2,782,978
                                                                 ---------------
                                                                       9,087,053
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION-0.29%
Sinopec Kantons Holdings Ltd. (Hong
   Kong)(b)                                          1,500,000           488,787
                                                                 ---------------
PACKAGED FOODS & MEATS-0.88%
China Mengniu Dairy Co. Ltd. (b)                       429,000         1,508,116
                                                                 ---------------
PAPER PRODUCTS-1.52%
Nine Dragons Paper Holdings Ltd. (b)                   882,000         2,604,138
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE-1.33%
PICC Property and Casualty Co. Ltd.-Class H
   (b)                                               1,800,000         2,273,379
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-8.59%
Beijing North Star Co. Ltd.-Class H (b)              2,000,000         1,601,567
China Central Properties Ltd. (e)                      345,923           779,987
China Resources Land Ltd. (Hong Kong)                1,996,000         3,677,735
Guangzhou R&F Properties Co. Ltd.-Class H (b)          500,000         1,806,185
KWG Property Holding Ltd. (e)                        2,200,000         3,035,995
Shenzhen Investment Ltd. (Hong Kong)(b)              1,912,000         1,633,226
Sino Land Co. Ltd. (Hong Kong)(b)                      500,000         1,116,013
Yanlord Land Group Ltd. (Singapore)(b)                 500,000         1,056,456
                                                                 ---------------
                                                                      14,707,164
                                                                 ---------------
SEMICONDUCTORS-0.15%
Spreadtrum Communications, Inc. -ADR(e)                 18,000           255,600
                                                                 ---------------
STEEL-4.30%
Angang Steel Co. Ltd.-Class H (b)                    1,000,000         2,758,724
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHINA FUND

                                                     SHARES           VALUE
                                                  ------------   ---------------
STEEL-(CONTINUED)
Maanshan Iron and Steel Co. Ltd.-Class H (b)           800,000   $       696,151
Shanxi Taigang Stainless Steel Co.,
   Ltd.-Class A (Equity Participation Ctfs.
   issued by BNP Paribas S.A.), expiring
   12/10/09 (c)(f)                                     650,000         2,000,050
Shougang Concord International Enterprises
   Co. Ltd. (Hong Kong)(b)                           2,494,000           808,076
Xinxing Ductile Iron Pipes Co., Ltd.-Class
   A (Equity Participation Ctfs. issued by
   Credit Suisse), expiring 02/01/10 (c)(f)            550,150         1,103,601
                                                                 ---------------
                                                                       7,366,602
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS-1.05%
Minmetals Land Ltd. (b)(e)                           3,800,000         1,801,549
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES-5.17%
China Mobile Ltd. (Hong Kong)(b)                       770,000         8,855,510
                                                                 ---------------
   Total Foreign Stocks & Other Equity
      Interests
      (Cost $121,062,830)                                            159,783,343
                                                                 ---------------
MONEY MARKET FUNDS-6.59%
Liquid Assets Portfolio -Institutional
   Class (g)                                         5,644,311         5,644,311
Premier Portfolio -Institutional Class (g)           5,644,311         5,644,311
                                                                 ---------------
   Total Money Market Funds
      (Cost $11,288,622)                                              11,288,622
                                                                 ---------------
TOTAL INVESTMENTS-99.91%
   (Cost $132,351,452)                                               171,071,965
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-0.09%                                      159,806
                                                                 ---------------
NET ASSETS-100.00%                                               $   171,231,771
                                                                 ===============

Investment Abbreviations:

ADR     -- American Depositary Receipt
Ctfs.   -- Certificates
Rts.    -- Rights

Notes to Schedule of Investments:

(a) Country of issuer and/or credit risk exposure listed in Foreign Stocks & Other Equity Interests is organized in China unless otherwise noted.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $136,847,591, which represented 79.92% of the Fund's Net Assets. See Note 1A.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2007 was $9,008,639, which represented 5.26% of the Fund's Net Assets. See Note 1A.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $1,096,204, which represented 0.64% of the Fund's Net Assets.

(e)  Non-income producing security.

(f) Security is considered an equity participation certificate. Equity participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them. The Fund is limited to investing 10% of its net assets in participation certificates.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM China Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM China Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

AIM China Fund

     Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. RISKS INVOLVED IN INVESTING IN THE FUND - Single Country - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE     PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                         10/31/06        COST           SALES         07/31/07     INCOME
----                        ----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -   $  843,750    $38,870,893   $(34,070,332)   $ 5,644,311   $ 79,077
Institutional Class

Premier  Portfolio-
Institutional Class            843,750     38,870,893    (34,070,332)     5,644,311     78,694
                            ----------    -----------   -------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $1,687,500    $77,741,786   $(68,140,664)   $11,288,622   $157,771
                            ==========    ===========   =============   ===========   ========

AIM China Fund

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $155,937,998 and $59,767,379, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $ 38,679,670
Aggregate unrealized (depreciation) of investment securities           (99,362)
                                                                  ------------
Net unrealized appreciation of investment securities              $ 38,580,308
                                                                  ============

Cost of investments for tax purposes is $132,491,657.

                           AIM DEVELOPING MARKETS FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               DVM-QTR-1 7/07             A I M Advisors, Inc.

AIM Developing Markets Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-87.46%
ARGENTINA-0.75%
Tenaris S.A. -ADR (Oil & Gas Equipment &
   Services) (a)                                       195,990   $     9,440,838
                                                                 ---------------
BRAZIL-18.28%
All America Latina Logistica (Railroads) (b)           616,500         8,449,243
American Banknote S.A. (Commercial Printing)
   (Acquired 04/26/06; Cost $1,790,357)(c)             224,100         2,616,583
American Banknote S.A. (Commercial Printing)         1,044,600        12,196,711
Banco Daycoval S.A. (Regional Banks)
   (Acquired 06/28/07;  Cost $6,140,351)(c)(d)         700,000         6,767,596
Banco Daycoval S.A. (Regional Banks) (d)               189,500         1,832,085
Companhia Providencia Industria e Comercio
   (Specialty Chemicals) (Acquired
   07/26/07; Cost $12,090,274)(c)(d)                 1,500,000        11,952,191
Companhia Vale do Rio Doce -ADR (Steel)                319,460        15,656,735
Cremer S.A. (Textiles) (Acquired 04/27/07;
   Cost $6,894,853)(c)(d)                              800,000         9,149,535
Drogasil S.A. (Drug Retail) (Acquired
   07/02/07; Cost $2,198,953)(c)                       282,800         2,576,372
Drogasil S.A. (Drug Retail)                            262,900         2,395,078
Dufry South America Ltd. -BDR (Specialty
   Stores) (Acquired 12/19/06;
   Cost $5,620,289)(c)(d)                              450,000        11,832,669
Equatorial Energia S.A. (Electric
   Utilities) (Acquired 03/31/06;
   Cost $2,374,486)(c)(e)                              358,400         3,750,587
Equatorial Energia S.A. (Electric Utilities)(e)      1,337,500        13,996,680
Gafisa S.A. (Homebuilding)                             664,100        10,579,739
Klabin Segall S.A. (Real Estate Management
   & Development) (Acquired 10/06/06;
   Cost $3,789,087)(c)                                 546,020         5,888,024
Klabin Segall S.A. (Real Estate Management
   & Development)                                    1,121,600        12,094,810
MRV Engenharia e Participacoes S.A.
   (Homebuilding) (Acquried 07/20/07;
   Cost $911,543)(c)(d)                                 65,000         1,066,932
OdontoPrev S.A. (Life & Health Insurance)
   (Acquired 11/30/06; Cost $347,818)(c)                26,900           771,634
OdontoPrev S.A. (Life & Health Insurance)              265,200         7,607,331
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
BRAZIL-(CONTINUED)
Perdigao S.A. (Packaged Foods & Meats)
   (Acquired 10/27/06; Cost $528,235)(c)                45,200   $       863,902
Perdigao S.A. (Packaged Foods & Meats)                 427,600         8,172,668
Rodobens Negocios Imobiliarios S.A.
   (Real Estate Management & Development)
   (Acquired 01/29/07; Cost $3,940,131)(c)             432,000         5,232,191
Rodobens Negocios Imobiliarios S.A.
   (Real Estate Management & Development)              118,800         1,438,853
Rossi Residencial S.A. (Homebuilding)
   (Acquired 02/14/06; Cost $1,383,422)(c)             119,500         3,034,316
Rossi Residencial S.A. (Homebuilding)                  403,600        10,248,117
Terna Participacoes S.A. (Electric
   Utilities) (Acquired 10/26/06;
   Cost $1,469,799)(c)(e)                              150,000         2,349,801
Terna Participacoes S.A. (Electric
   Utilities) (e)                                    1,017,100        15,933,216
Totvs S.A. (Application Software)
   (Acquired 03/08/06; Cost $2,966,396)(c)             200,000         6,130,146
Totvs S.A. (Application Software)                      390,400        11,966,045
Unibanco-Uniao de Bancos Brasileiros S.A.
   -GDR (Diversified Banks) (a)                         89,200        10,404,288
Wilson Sons Ltd.-BDR (Diversified
   Commercial & Professional Services)
   (Acquired 04/27/07;
   Cost $6,438,562)(c)(d)                              550,000         7,800,797
Wilson Sons Ltd. -BDR (Diversified
   Commercial & Professional Services) (d)             342,700         4,860,606
                                                                 ---------------
                                                                     229,615,481
                                                                 ---------------
CANADA-0.69%
Sherritt International Corp. (Diversified
   Metals & Mining)                                    566,200         8,640,952
                                                                 ---------------
CHINA-3.81%
Century Sunshine Ecological Technology
   (Holdings) Ltd. (Fertilizers &
   Agricultural Chemicals) (f)                      20,030,000         2,930,727
China Petroleum and Chemical Corp.
   (Sinopec)-Class H (Integrated Oil & Gas) (f)      8,696,000         9,122,867
Pine Agritech Ltd. (Agricultural Products)
   (a)(d)(f)                                        26,551,000         8,560,948
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (f)            1,142,000         9,676,522
                                                                 ---------------

AIM Developing Markets Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
CHINA-(CONTINUED)
Xingda International (Holdings) Ltd.
   (Steel) (f)                                       4,341,000   $     2,023,765
Xiwang Sugar (Holdings) Co. Ltd. (Packaged
   Foods & Meats) (f)                               15,270,000         7,652,190
Yantai North Andre Juice Co. Ltd. -Class H
   (Packaged Foods & Meats) (f)(g)                  39,030,000         7,871,244
                                                                 ---------------
                                                                      47,838,263
                                                                 ---------------
CZECH REPUBLIC-0.84%
CEZ A.S. (Electric Utilities)                          200,600        10,519,971
                                                                 ---------------
EGYPT-0.72%
Orascom Construction Industries
   (Construction & Engineering) (f)                    126,897         9,027,122
                                                                 ---------------
GREECE-1.69%
Intralot S.A. (Casinos & Gaming) (f)                   602,420        21,183,336
                                                                 ---------------
HONG KONG-3.83%
CNOOC Ltd. (Oil & Gas Exploration &
   Production) (f)                                  13,341,000        15,868,428
eSun (Holdings) Ltd. (Movies &
   Entertainment) (d)(f)                            11,164,000         8,021,885
Hopewell (Holdings) Ltd. (Highways &
   Railtracks) (f)                                   2,907,000        12,561,757
Kowloon Development Co., Ltd. (Real Estate
   Management & Development) (f)                     5,292,000        11,657,305
                                                                 ---------------
                                                                      48,109,375
                                                                 ---------------
HUNGARY-1.48%
OTP Bank Nyrt. (Diversified Banks) (f)                 173,746         9,786,640
Richter Gedeon Nyrt. (Pharmaceuticals) (f)              43,150         8,756,211
                                                                 ---------------
                                                                      18,542,851
                                                                 ---------------
INDIA-0.81%
Grasim Industries Ltd. -GDR (Construction
   Materials) (Acquired 03/05/07;
   Cost $7,150,064)(c)(f)                              141,100        10,228,769
                                                                 ---------------
INDONESIA-2.00%
PT Astra International Tbk (Automobile
   Manufacturers) (f)                                5,860,500        11,733,708
PT Indocement Tunggal Prakarsa Tbk
   (Construction Materials) (f)                      7,536,500         5,255,057
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services) (f)       6,769,500         8,137,173
                                                                 ---------------
                                                                      25,125,938
                                                                 ---------------
ISRAEL-2.25%
Israel Discount Bank-Class A (Diversified
   Banks) (d)(f)                                     8,639,139        17,818,385
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals) (a)                               247,558        10,402,387
                                                                 ---------------
                                                                      28,220,772
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
LUXEMBOURG-0.73%
Millicom International Cellular S.A.
   (Wireless Telecommunication Services) (a)(d)        113,900   $     9,146,170
                                                                 ---------------
MALAYSIA-4.23%
Public Bank Berhad (Diversified Banks) (f)           4,542,600        13,627,156
SP Setia Berhad (Real Estate Management &
   Development) (f)                                 10,050,800        24,739,970
Top Glove Corp. Berhad (Health Care
   Supplies) (f)                                     2,908,000         6,832,448
YTL Corp. Berhad (Multi-Utilities) (f)               3,657,800         7,977,916
                                                                 ---------------
                                                                      53,177,490
                                                                 ---------------
MEXICO-4.98%
America Movil S.A.B. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)               209,300        12,532,884
Corporacion GEO, S.A. de C.V. -Series B
   (Homebuilding) (d)                                1,011,700         5,536,596
Grupo Financiero BanCrecer S.A. de C.V.
   -Series B (Other Diversified Financial
   Services) (d)(h)                                          1                --
Grupo Financiero Banorte S.A.B. de C.V.
   -Class O (Diversified Banks)                      2,202,300         9,776,146
Grupo Iusacell S.A. De C.V. (Wireless
   Telecommunication Services) (d)                     115,406         1,397,647
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV) (a)                                       299,612         7,565,203
TV Azteca, S.A.B. de C.V. -CPO
   (Broadcasting & Cable TV)                        13,029,000         8,067,455
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (Acquired 05/07/04; Cost
   $387,328)(c)(d)                                     415,400         1,749,423
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (d)                                2,214,600         9,326,606
Wal-Mart de Mexico S.A.B. de C.V. -Series V
   (Hypermarkets & Super Centers)                    1,829,400         6,646,579
                                                                 ---------------
                                                                      62,598,539
                                                                 ---------------
PHILIPPINES-6.13%
First Gen Corp. (Independent Power
   Producers & Energy Traders) (Acquired
   01/19/07; Cost $3,440,727)(c)(d)(f)               3,037,400         4,217,849
First Gen Corp. (Independent Power
   Producers & Energy Traders) (d)(f)                2,600,300         3,610,875
First Philippine (Holdings) (Electric
   Utilities) (f)                                    2,809,800         5,181,820
GMA Holdings Inc. (Broadcasting & Cable
   TV) (Acquired 07/16/07;
   Cost $475,390)(c)(d)(g)                           2,532,000           600,000
GMA Holdings Inc. PDR (Broadcasting & Cable
   TV) (d)(g)                                       37,950,400         8,992,986
Megaworld Corp. (Real Estate Management &
   Development) (f)                                102,860,000         8,659,621
Philippine Long Distance Telephone Co.
   (Wireless Telecommunication Services)               340,500        19,477,516
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Developing Markets Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
PHILIPPINES-(CONTINUED)
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $236,246)(c)(f)          3,623,000   $       507,483
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders) (f)            46,630,000         6,531,592
SM Investments Corp. (Industrial
   Conglomerates) (f)                                2,144,024        19,205,515
                                                                 ---------------
                                                                      76,985,257
                                                                 ---------------
RUSSIA-4.18%
LUKOIL -ADR (Integrated Oil & Gas) (i)                 180,932        14,628,352
Mobile TeleSystems -ADR (Wireless
   Telecommunication Services)                         173,400        11,088,930
OAO Gazprom -REGS ADR (Integrated Oil
   & Gas) (f)                                          230,100         9,913,391
Pharmstandard (Pharmaceuticals) (Acquired
   05/04/07; Cost $7,275,000)(c)(d)                    125,000         7,531,250
Vimpel-Communications -ADR (Wireless
   Telecommunication Services)                          88,800         9,403,920
                                                                 ---------------
                                                                      52,565,843
                                                                 ---------------
SOUTH AFRICA-8.14%
Anglo American PLC (Diversified Metals &
   Mining) (f)                                         181,545        10,352,725
Barloworld Ltd. (Industrial Conglomerates)             429,400         7,594,422
Foschini Ltd. (Apparel Retail) (f)                     743,600         6,266,717
Impala Platinum Holdings Ltd. (Precious
   Metals & Minerals) (f)                              218,408         6,374,698
Massmart Holdings Ltd. (Hypermarkets &
   Super Centers) (f)                                  493,500         5,761,182
Naspers Ltd. -Class N (Broadcasting & Cable
   TV) (f)                                             621,300        15,349,980
Sasol Ltd. (Integrated Oil & Gas) (f)                  358,400        13,541,562
Standard Bank Group Ltd. (Diversified
   Banks) (f)                                        1,447,680        20,569,436
Sun International Ltd. (Casinos & Gaming) (f)          366,068         7,591,231
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (Acquired
   06/18/04; Cost $396,871)(c)(f)                       35,300           830,831
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (f)                     339,000         7,978,800
                                                                 ---------------
                                                                     102,211,584
                                                                 ---------------
SOUTH KOREA-9.54%
Cheil Communications Inc. (Advertising)                 15,945         4,977,672
CJ Corp. (Packaged Foods & Meats) (f)                   67,610         9,199,194
Daegu Bank (Regional Banks) (f)                        845,130        16,636,427
Hana Financial Group Inc. (Diversified
   Banks) (f)                                          415,089        22,465,467
Hyundai Department Store Co., Ltd.
   (Department Stores) (f)                             145,560        15,659,835
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
SOUTH KOREA-(CONTINUED)
Hyundai Development Co. (Construction &
   Engineering) (f)                                    158,900   $    13,201,609
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (f)                                          21,430         6,755,566
KCC Engineering & Construction Co., Ltd.
   (Construction & Engineering) (f)                     88,850         7,448,257
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats) (f)                                    7,300        12,773,439
Shinsegae Engineering & Construction Co.,
   Ltd. (Construction & Engineering)                    64,790         3,060,280
TechnoSemiChem Co., Ltd. (Commodity
   Chemicals) (f)                                      249,455         7,633,797
                                                                 ---------------
                                                                     119,811,543
                                                                 ---------------
SWEDEN-0.74%
Oriflame Cosmetics S.A.-SDR (Personal
   Products)                                           183,000         9,355,648
                                                                 ---------------
TAIWAN-3.34%
Basso Industry Corp. (Household Appliances) (f)      4,690,000         8,019,278
MediaTek Inc. (Semiconductors) (f)                   1,082,445        19,371,350
Wistron Corp. (Computer Hardware) (f)                7,205,420        14,578,443
                                                                 ---------------
                                                                      41,969,071
                                                                 ---------------
THAILAND-3.58%
Kasikornbank PCL (Diversified Banks)                 6,081,000        15,564,625
Siam Commercial Bank PCL (Diversified
   Banks) (f)                                        5,252,400        12,569,809
Thai Oil PCL (Oil & Gas Refining &
   Marketing) (f)                                    6,538,700        16,834,789
                                                                 ---------------
                                                                      44,969,223
                                                                 ---------------
TURKEY-3.18%
Akbank T.A.S. (Diversified Banks) (f)                1,510,548        10,197,443
Haci Omer Sabanci Holding A.S.
   (Multi-Sector Holdings) (f)                       1,613,150         8,921,743
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing) (f)                173,314         4,277,641
Turk Traktor ve Ziraat Makineleri A.S.
   (Construction & Farm Machinery & Heavy
   Trucks) (f)                                         558,800         7,138,222
Turkiye Halk Bankasi A.S. (Diversified
   Banks) (Acquired 05/07/07; Cost
   $8,004,447)(c)(d)(f)                              1,350,000         9,351,118
                                                                 ---------------
                                                                      39,886,167
                                                                 ---------------
UNITED KINGDOM-1.54%
Hikma Pharmaceuticals PLC (Pharmaceuticals) (f)      1,223,489        10,105,903
Vedanta Resources PLC (Diversified Metals &
   Mining) (f)                                         256,937         9,247,307
                                                                      19,353,210
                                                                 ---------------
      Total Foreign Common Stocks & Other
         Equity Interests (Cost $753,500,991)                      1,098,523,413
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Developing Markets Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN PREFERRED STOCKS-3.75%
BRAZIL-3.75%
Banco Itau Holding Financeira S.A. -Pfd.
   (Diversified Banks)                                 210,200   $     9,603,879
Duratex S.A.-Pfd. (Building Products)
    (Acquired 04/12/06; Cost $1,526,459)(c)            150,000         4,406,375
Duratex S.A.-Pfd. (Building Products)                  291,800         8,571,867
Net Servicos de Comunicacao S.A. -Pfd.
   (Broadcasting & Cable TV) (d)                       513,620         8,253,389
Petroleo Brasileiro S.A. -Pfd.-ADR
   (Integrated Oil & Gas)                              290,000        16,196,500
                                                                 ---------------
      Total Foreign Preferred Stocks
         (Cost $17,018,471)                                           47,032,010
                                                                 ---------------

MONEY MARKET FUNDS-7.73%
Liquid Assets Portfolio -Institutional
   Class(j)                                         48,535,315        48,535,315
Premier Portfolio -Institutional Class(j)           48,535,315        48,535,315
      Total Money Market Funds
         (Cost $97,070,630)                                           97,070,630
                                                                 ---------------

Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-98.93%
   (Cost $867,590,092)                                             1,242,626,053
                                                                 ---------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-2.22%
Liquid Assets Portfolio -Institutional
   Class(j)(k) (Cost $27,938,542)                   27,938,542        27,938,542
                                                                 ---------------
TOTAL INVESTMENTS-101.16%
   (Cost $895,528,634)                                             1,270,564,595
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(1.16)%                                (14,533,429)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 1,256,031,166
                                                                 ===============

Investment Abbreviations:

ADR    -- American Depositary Receipt
CPO    -- Certificates of Ordinary Participation
BDR    -- Brazilian Depositary Receipt
GDR    -- Global Depositary Receipt
PDR    -- Philippine Depositary Receipts
Pfd.   -- Preferred
REGS   -- Regulation S
SDR    -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at July 31, 2007.

(b)  Each unit represents one common share and four preferred shares.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $121,206,374, which represented 9.65% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Non-income producing security.

(e)  Each unit represents one ordinary share and two preferred shares.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $645,883,474, which represented 51.42% of the Fund's Net Assets. See Note 1A.

(g) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2007 was $17,464,230, which represented 1.39% of the Fund's Net Assets. See Note 2.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2007 represented less than 0.01% of the Fund's Net Assets.

(i) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at July 31, 2007 represented 1.16% of the Fund's Net Assets. See Note 1A.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Developing Markets Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Developing Markets Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Developing Markets Fund

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Developing Markets Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07      INCOME
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class      $14,287,267   $144,825,165   $(110,577,117)  $48,535,315   $1,224,426
Premier Portfolio-
   Institutional Class       14,287,267    144,825,165    (110,577,117)   48,535,315    1,218,538
                            -----------   ------------   -------------   -----------   ----------
   SUBTOTAL                 $28,574,534   $289,650,330   $(221,154,234)  $97,070,630   $2,442,964
                            ===========   ============   =============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07     INCOME*
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $37,108,273   $174,161,142   $(183,330,873)  $27,938,542    $ 5,624
STIC Prime Portfolio -
   Institutional Class       37,108,273    101,474,163    (138,582,436)           --      5,626
                            -----------   ------------   -------------   -----------    -------
   SUBTOTAL                 $74,216,546   $275,635,305   $(321,913,309)  $27,938,542    $11,250
                            ===========   ============   =============   ===========    =======

*    Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2007.

                                                                            CHANGE IN
                                                                            UNREALIZED
                                VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
                              10/31/06         COST           SALES       (DEPRECIATION)     07/31/07       INCOME     GAIN (LOSS)
                            ------------   ------------   -------------   --------------   ------------   ----------   -----------
Yantai North Andre Juice
   Co. Ltd.                 $  3,216,106   $    575,491   $          --     $4,079,647     $  7,871,244   $       --       $--
GMA Network Inc.-PDR                  --      4,928,719              --      4,664,267        9,592,986           --
                            ------------   ------------   -------------     ----------     ------------   ----------       ---
   SUBTOTAL                 $  3,216,106   $  5,504,210   $          --     $8,743,914     $ 17,464,230   $       --       $--
                            ------------   ------------   -------------     ----------     ------------   ----------       ---
TOTAL INVESTMENTS IN
   AFFILIATES               $106,007,186   $570,789,845   $(543,067,543)    $8,743,914     $142,473,402   $2,454,214       $--
                            ============   ============   =============     ==========     ============   ==========       ===

AIM Developing Markets Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2007, securities with an aggregate value of $26,610,253 were on loan to brokers. The loans were secured by cash collateral of $27,938,542 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $11,250 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $548,580,076 and $289,538,381, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $382,989,993
Aggregate unrealized (depreciation) of investment securities         (8,205,586)
                                                                   ------------
Net unrealized appreciation of investment securities               $374,784,407
                                                                   ============

Cost of investments for tax purposes is $895,780,188.

                           AIM GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMInvestments.com               GHC-QTR-1 7/07             A I M Advisors, Inc.

AIM GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
DOMESTIC COMMON STOCKS-74.34%
BIOTECHNOLOGY-24.19%
Acadia Pharmaceuticals Inc. (a)                        700,032   $     9,828,449
Altus Pharmaceuticals Inc. (a)                         247,589         2,525,408
Amgen Inc. (a)                                         750,742        40,344,875
Amylin Pharmaceuticals, Inc. (a)(b)                     81,160         3,774,752
Arena Pharmaceuticals, Inc. (a)(b)                     281,071         3,212,642
Array BioPharma Inc. (a)(b)                            274,009         2,753,791
Avigen, Inc. (a)(b)                                    471,639         2,627,029
Biogen Idec Inc. (a)(b)                                334,912        18,935,925
BioMarin Pharmaceutical Inc. (a)(b)                    598,200        10,803,492
Celgene Corp. (a)(b)                                   516,776        31,295,955
Cubist Pharmaceuticals, Inc. (a)(b)                    182,123         4,199,756
Evolutionary Genomics / GenoPlex, Inc.
   (Acquired 09/15/97-06/25/98; Cost
   $408,490)(c)(d)(e)(f)                             3,663,120                37
Genentech, Inc. (a)(b)                                 197,825        14,714,224
Genzyme Corp. (a)                                      678,645        42,802,140
Gilead Sciences, Inc. (a)(b)                         1,051,560        39,149,579
Human Genome Sciences, Inc. (a)(b)                     635,311         4,930,013
ImClone Systems Inc. (a)(b)                            210,688         6,931,635
Incyte Corp. (a)(b)                                    677,019         3,601,741
InterMune, Inc. (a)(b)                                 130,244         2,780,709
Keryx Biopharmaceuticals, Inc. (a)(b)                  366,838         3,154,807
MannKind Corp. (a)(b)                                  257,077         2,714,733
Medarex, Inc. (a)(b)                                   781,677        11,068,546
Myriad Genetics, Inc. (a)(b)                           168,185         6,286,755
Onyx Pharmaceuticals, Inc. (a)(b)                      394,198        10,962,646
OSI Pharmaceuticals, Inc. (a)(b)                       101,291         3,265,622
Panacos Pharmaceuticals Inc. (a)(b)                    983,151         3,244,398
PDL BioPharma Inc. (a)(b)                              314,237         7,381,427
Theravance, Inc. (a)(b)                                113,844         3,047,604
United Therapeutics Corp. (a)                          358,020        24,832,267
Vanda Pharmaceuticals Inc. (a)(b)                      196,028         3,667,684
Vertex Pharmaceuticals Inc. (a)(b)                     290,728         9,390,514
ZymoGenetics, Inc. (a)(b)                              817,762         9,453,329
                                                                 ---------------
                                                                     343,682,484
                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES-0.00%
Tyco Electronics Ltd. (a)                                    1                18
                                                                 ---------------
HEALTH CARE DISTRIBUTORS-0.43%
Animal Health International, Inc. (a)(b)               539,691         6,076,921
                                                                 ---------------
HEALTH CARE EQUIPMENT-10.90%
Covidien Ltd. (a)(b)                                   171,724         7,032,077
Cytyc Corp. (a)(b)                                     369,857        15,570,980
Dexcom Inc. (a)(b)                                     851,705         6,839,191
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
HEALTH CARE EQUIPMENT-(CONTINUED)
Foxhollow Technologies Inc. (a)(b)                     366,788   $     9,415,448
Hospira, Inc. (a)(b)                                   429,097        16,593,181
Medtronic, Inc. (b)                                    568,144        28,787,857
NxStage Medical, Inc. (a)(b)                           577,238         7,665,721
ResMed Inc. (a)(b)                                     280,028        12,035,603
Respironics, Inc. (a)(b)                               507,877        23,235,373
Sensys Medical, Inc.  (Acquired
   04/23/04-08/09/06; Cost $1,302)
   (a)(c)(d)(f)(g)                                       8,750               875
Symmetry Medical Inc. (a)(b)                           454,123         6,780,056
Thoratec Corp. (a)(b)                                  535,383        10,391,784
Varian Medical Systems, Inc. (a)(b)                    256,546        10,467,077
                                                                 ---------------
                                                                     154,815,223
                                                                 ---------------
HEALTH CARE FACILITIES-0.93%
Assisted Living Concepts Inc. -Class A
   (a)(b)                                              743,899         6,695,091
Skilled Healthcare Group Inc. -Class A(a)(b)           468,751         6,510,951
                                                                 ---------------
                                                                      13,206,042
                                                                 ---------------
HEALTH CARE SERVICES-4.99%
DaVita, Inc. (a)(b)                                    392,076        20,756,503
Express Scripts, Inc. (a)(b)                           581,118        29,131,445
HMS Holdings Corp. (a)(b)                              506,733         9,643,129
Laboratory Corp. of America Holdings (a)(b)            154,363        11,399,708
                                                                 ---------------
                                                                      70,930,785
                                                                 ---------------
HEALTH CARE SUPPLIES-1.06%
Cooper Cos., Inc. (The) (b)                            207,971        10,425,586
DJO Inc. (a)(b)                                         97,610         4,634,523
                                                                 ---------------
                                                                      15,060,109
                                                                 ---------------
HEALTH CARE TECHNOLOGY-1.35%
Eclipsys Corp. (a)(b)                                  335,983         7,300,911
TriZetto Group, Inc. (The) (a)(b)                      210,070         3,367,422
Vital Images, Inc. (a)(b)                              436,525         8,507,872
                                                                 ---------------
                                                                      19,176,205
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-0.00%
Tyco International Ltd.                                      1                23
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES-9.71%
AMAG Pharmaceuticals, Inc. (a)                         125,115         6,717,424
Applera Corp.-Applied Biosystems Group (b)             509,161        15,896,007
Charles River Laboratories International,
   Inc. (a)(b)                                         376,269        19,257,448
                                                                 ---------------

AIM GLOBAL HEALTH CARE FUND

                                                     SHARES           VALUE
                                                  ------------   ---------------
LIFE SCIENCES TOOLS & SERVICES-(CONTINUED)
Invitrogen Corp. (a)(b)                                199,158   $    14,299,544
Millipore Corp. (a)(b)                                 234,562        18,438,919
Nektar Therapeutics (a)(b)                             828,740         6,323,286
Pharmaceutical Product Development, Inc. (b)           812,058        27,203,943
Thermo Fisher Scientific, Inc. (a)(b)                  416,321        21,736,119
Varian Inc. (a)(b)                                     135,219         8,132,071
                                                                 ---------------
                                                                     138,004,761
                                                                 ---------------
MANAGED HEALTH CARE-5.40%
Aetna Inc.                                             257,957        12,399,993
Aveta, Inc. (Acquired 12/21/05; Cost
   $10,877,598)(a)(f)(g)                               805,748         6,445,984
Health Net Inc. (a)(b)                                 267,298        13,241,943
UnitedHealth Group Inc.                                660,603        31,993,003
WellPoint Inc. (a)(b)                                  168,033        12,622,639
                                                                 ---------------
                                                                      76,703,562
                                                                 ---------------
PERSONAL PRODUCTS-0.81%
Herbalife Ltd. (b)                                     280,606        11,499,234
                                                                 ---------------
PHARMACEUTICALS-14.57%
Abbott Laboratories                                    281,074        14,247,641
Adams Respiratory Therapeutics, Inc. (a)               452,698        16,754,353
Allergan, Inc.                                         252,492        14,677,360
Biodel Inc. (a)(b)                                     239,522         4,047,922
Cadence Pharmaceuticals, Inc. (a)(b)                   406,408         4,998,818
Endo Pharmaceuticals Holdings Inc. (a)(b)              258,520         8,792,265
Inspire Pharmaceuticals, Inc. (a)(b)                   648,283         3,565,557
Johnson & Johnson (b)                                  622,713        37,674,136
Lilly (Eli) and Co. (b)                                276,674        14,965,297
Matrixx Initiatives, Inc. (a)(b)                       305,548         6,566,227
Medicines Co. (The) (a)(b)                             231,501         3,683,181
Pfizer Inc.                                          1,660,884        39,047,383
Sepracor Inc. (a)(b)                                   128,762         3,622,075
Wyeth                                                  706,922        34,299,855
                                                                     206,942,070
                                                                 ---------------
   Total Domestic Common Stocks
      (Cost $919,310,738)                                          1,056,097,437
                                                                 ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-
   23. 06%
BRAZIL-0.55%
Drogasil S.A. (Drug Retail)                            861,426         7,847,785
                                                                 ---------------
CANADA-1.57%
Cardiome Pharma Corp. (Pharmaceuticals) (a)            581,596         5,164,572
MDS Inc. (Life Sciences Tools & Services)              900,420        17,092,576
                                                                 ---------------
                                                                      22,257,148
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
FRANCE-2.85%
Ipsen S.A. (Pharmaceuticals) (b)(h)                    366,240   $    19,445,658
Sanofi-Aventis (Pharmaceuticals) (b)(h)                251,355        21,012,424
                                                                 ---------------
                                                                      40,458,082
                                                                 ---------------
GERMANY-3.02%
Gerresheimer A.G. (Life Sciences Tools &
   Services)  (Acquired 06/08/07; Cost
   $12,593,286)(a)(f)                                  234,442        11,791,268
Merck KGaA (Pharmaceuticals) (b)(h)                    148,586        18,533,105
Rhoen-Klinikum A.G. (Health Care
   Facilities) (h)                                     438,802        12,574,818
                                                                 ---------------
                                                                      42,899,191
                                                                 ---------------
JAPAN-0.68%
Shionogi & Co., Ltd. (Pharmaceuticals) (h)             598,120         9,590,126
                                                                 ---------------
RUSSIA-0.22%
Pharmstandard -GDR (Pharmaceuticals)
   (Acquired 05/04/07; Cost
   $2,728,853)(c)(f)                                   187,550         3,184,702
                                                                 ---------------
SPAIN-0.97%
Laboratorios Almirall S.A.
   (Pharmaceuticals)  (Acquired 06/19/07;
   Cost $12,621,391)(a)(f)                             672,333        13,835,086
                                                                 ---------------
SWITZERLAND-8.55%
Novartis A.G. -ADR (Pharmaceuticals)                 1,077,078        58,108,358
Roche Holding A.G. (Pharmaceuticals) (b)(h)            357,808        63,380,295
                                                                 ---------------
                                                                     121,488,653
                                                                 ---------------
TURKEY-0.44%
Eastpharma Ltd. (Pharmaceuticals) (c)                  620,482         5,696,025
Eastpharma Ltd. -GDR (Pharmaceuticals)
   (Acquired 07/13/07-07/16/07; Cost
   $7,339,743)(a)(c)(f)                                 54,359           499,015
                                                                 ---------------
                                                                       6,195,040
                                                                 ---------------
UNITED KINGDOM-4.21%
AstraZeneca PLC -ADR (Pharmaceuticals) (b)             212,749        11,026,781
Hikma Pharmaceuticals PLC (Pharmaceuticals)
   (b)(h)                                              996,053         8,227,303
Shire PLC -ADR (Pharmaceuticals) (b)                   245,643        18,125,997
Smith & Nephew PLC (Health Care Equipment) (h)       1,253,020        14,858,259
Whatman PLC (Industrial Machinery)(h)                1,633,661         7,618,061
                                                                      59,856,401
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $260,517,551)                                  327,612,214
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL HEALTH CARE FUND

                                                     SHARES           VALUE
                                                  ------------   ---------------
PREFERRED STOCKS-0.75%
BIOTECHNOLOGY-0.12%
Athersys Inc. -Series F, Conv. Pfd.
   (Acquired 04/17/00; Cost
   $10,000,000)(c)(d)(f)(g)                            277,594   $     1,721,083
Ingenex, Inc. -Series B, Pfd. (Acquired
   09/27/04; Cost $ 1,200,000)(c)(d)(e)(f)             206,110                 2
                                                                 ---------------
   Total Biotechnology
      (Cost $11,200,000)                                               1,721,085
                                                                 ---------------
HEALTH CARE DISTRIBUTORS-0.05%
Locus Pharmaceuticals, Inc.,
   Series D, Pfd.,
   (Acquired 09/06/01; Cost $
   2,352,940)(c)(d)(f)(g)                              588,235           153,529
   Series C, Pfd.,
   (Acquired 11/21/00; Cost $
   4,500,000)(c)(d)(f)(g)                            2,000,000           522,000
                                                                 ---------------
   Total Health Care Distributors
      (Cost $6,852,940)                                                  675,529
                                                                 ---------------
HEALTH CARE EQUIPMENT-0.57%
Intact Medical Corp. -Series C, Pfd.
   (Acquired 03/26/01; Cost $
   2,000,001)(c)(d)(f)(g)                            2,439,026           237,805
Masimo Corp.,
   Series C, Pfd.,
   (Acquired 10/07/98; Cost
   $1,174,999)(c)(d)(f)(g)                             375,000         5,100,000
   Series F, Conv. Pfd.,
   (Acquired 09/14/99; Cost
   $174,999)(c)(d)(f)(g)                                47,727           649,087
Sensys Medical, Inc.,
   Series A-2, Pfd.,
   (Acquired 02/25/98-09/30/05;
   Cost $ 7,627,993)(c)(d)(f)(g)                     2,173,209         1,890,692
   Series B, Conv. Pfd.,
   (Acquired 03/16/05-01/12/07;
   Cost $245,305)(c)(d)(f)(g)                          282,004           245,343
                                                                 ---------------
   Total Health Care Equipment
      (Cost $11,048,298)                                               8,122,927
                                                                 ---------------
PHARMACEUTICALS-0.01%
BioImagene, Inc. -Series B-2, Pfd.
   (Acquired 05/24/01; Cost
   $2,700,000)(c)(d)(f)(g)                             187,734           188,673
                                                                 ---------------
   Total Preferred Stocks
      (Cost $31,801,238)                                              10,708,214
                                                                 ---------------
MONEY MARKET FUNDS-1.99%
Liquid Assets Portfolio -Institutional
   Class(i)                                         14,112,915        14,112,915
Premier Portfolio -Institutional Class(i)           14,112,915        14,112,915
                                                                 ---------------
   Total Money Market Funds
      (Cost $28,225,830)                                              28,225,830
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.14%
   (Cost $1,239,855,357)                                           1,422,643,695
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-26.48%
Liquid Asset Portfolio -Institutional Class
   (i)(j)                                          376,247,347       376,247,347
                                                                 ---------------
   Total Money Market Funds (purchased with
      cash collateral from securities on loan)
      (Cost $376,247,347)                                            376,247,347
                                                                 ---------------
TOTAL INVESTMENTS-126.62%
   (Cost $1,616,102,704)                                           1,798,891,042
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(26.62)%                              (378,204,592)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 1,420,686,450
                                                                 ===============

Investment Abbreviations:

ADR   -- American Depositary Receipt
Conv. -- Convertible
GDR   -- Global Depositary Receipt
Pfd.  -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2007 was $20,088,868, which represented 1.41% of the Fund's Net Assets. See Note 1A.

(d)  Security is considered venture capital.

(e) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2007 was $39, which represented less than 0.01% of the Fund's Net Assets. See Note 2.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $46,465,181, which represented 3.27% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $17,155,110, which represented 1.21% of the Fund's Net Assets.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $175,240,049, which represented 12.33% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL HEALTH CARE FUND

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Health Care Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Global Health Care Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Global Health Care Fund

     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE        PURCHASES       PROCEEDS        VALUE      DIVIDEND
FUND                          10/31/06       AT COST       FROM SALES      07/31/07     INCOME
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $10,405,502   $187,719,362   $(185,695,049)  $12,429,815   $406,223
Premier Portfolio-
  Institutional Class        10,405,502    187,719,362    (185,695,049)   12,429,815    404,297
                            -----------   ------------   -------------   -----------   --------
  SUBTOTAL                  $20,811,004   $375,438,724   $(371,390,098)  $24,859,630   $810,520
                            ===========   ============   =============   ============  ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE        PURCHASES       PROCEEDS         VALUE      DIVIDEND
FUND                          10/31/06       AT COST       FROM SALES      07/31/07      INCOME*
----                        -----------   ------------   -------------   ------------   --------
Liquid Assets Portfolio -
   Institutional Class      $ 8,025,662   $662,904,194   $(294,682,509)  $376,247,347   $146,361
STIC Prime Portfolio -
   Institutional Class        8,025,662    232,510,338    (240,536,000)            --    146,435
                            -----------   ------------   -------------   ------------   --------
   SUBTOTAL                 $16,051,324   $895,414,532   $(535,218,509)  $376,247,347   $292,796
                            ===========   ============   =============   ============   ========

*    Net of compensation to counterparties.

AIM Global Health Care Fund

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2007.

                                                                              CHANGE IN
                                                                             UNREALIZED
                               VALUE         PURCHASES     PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
                              10/31/06        AT COST          SALES       (DEPRECIATION)     07/31/07       INCOME     GAIN (LOSS)
                            -----------   --------------   -------------   --------------   ------------   ----------   -----------
Evolutionary Genomics/
   GenoPlex, Inc.           $        --   $      408,490   $          --    $  (408,453)    $         37   $       --       $--
Igenex Inc.- Series B,
   Pfd.(b)                           --          600,000              --       (599,998)               2           --        --
Skilled Healthcare Group
   Inc.- Class A(c)                  --        7,205,941              --       (694,990)       6,510,951           --        --
                            -----------   --------------   -------------    -----------     ------------   ----------       ---
   SUBTOTAL                 $        --   $    8,214,431   $          --    $(1,703,441)    $  6,510,990   $       --       $--
                            -----------   --------------   -------------    -----------     ------------   ----------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES         $36,862,328   $1,279,067,687   $(906,608,607)   $(1,703,441)    $407,617,967   $1,103,316       $--
                            ===========   ==============   =============    ===========     ============   ==========       ===

(b)  Acquired through the merger with AIM Advantage Health Sciences Fund.

(c) As of July 31, 2007, the security is no longer considered an affiliate of the Fund.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $364,342,508 were on loan to brokers. The loans were secured by cash collateral of $376,247,347 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $292,796 for securities lending transactions, which are net of compensation to counterparties.

AIM Global Health Care Fund

NOTE 4 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                        CONTRACT TO
SETTLEMENT   ---------------------------------      VALUE      UNREALIZED
   DATE          DELIVER           RECEIVE        07/31/07    APPRECIATION
----------   ---------------   ---------------   ----------   ------------
08/08/2007   GBP   1,400,000   USD   2,850,540   $2,843,555       6,984
08/08/2007   GBP   1,000,000   USD   2,057,600    2,031,111      26,489
                                                                -------
                                                                $33,473
                                                                -------

                         CONTRACT TO                               UNREALIZED
SETTLEMENT   -----------------------------------      VALUE       APPRECIATION
   DATE           DELIVER            RECEIVE         07/31/07    (DEPRECIATION)
----------   ----------------   ----------------   -----------   --------------
08/08/2007   CHF   33,000,000   USD   27,477,102   $27,483,601         (6,499)
08/08/2007   CHF   50,000,000   USD   41,625,388    41,641,820        (16,432)
08/08/2007   CHF   50,000,000   USD   41,608,761    41,641,820        (33,059)
08/08/2007   EUR   11,500,000   USD   15,680,595    15,739,023        (58,428)
08/08/2007   EUR   19,500,000   USD   26,577,525    26,687,908       (110,383)
08/08/2007   EUR   18,000,000   USD   24,542,280    24,634,992        (92,712)
08/08/2007   EUR    8,000,000   USD   10,734,880    10,948,885       (214,005)
08/08/2007   EUR    8,000,000   USD   10,905,280    10,948,885        (43,605)
08/08/2007   GBP    6,000,000   USD   11,946,780    12,186,666       (239,886)
08/08/2007   GBP    6,000,000   USD   11,940,480    12,186,666       (246,186)
08/08/2007   GBP    8,580,000   USD   17,071,969    17,426,933       (354,964)
08/08/2007   GBP    1,000,000   USD    2,010,580     2,031,111        (20,531)
08/08/2007   GBP    1,200,000   USD    2,417,160     2,437,333        (20,173)
                                                                  -----------
                                                                  $(1,456,863)
                                                                  -----------
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                             $(1,423,390)
                                                                  ===========

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END

                         CONTRACT TO
  CLOSED     ----------------------------------      VALUE       REALIZED
   DATE          DELIVER            RECEIVE        07/31/07        GAIN
----------   ---------------   ----------------   ----------   -----------
08/08/2007   CHF   6,657,402   USD    8,000,000   $6,552,007       105,395
08/08/2007   CHF   4,163,197   USD    5,000,000    4,163,197            --
08/08/2007   CHF   9,991,674   USD   12,000,000    9,969,427        22,247
08/08/2007   EUR   8,862,945   USD    6,500,000    8,688,095       174,850
                                                               -----------
TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                        $   302,492
                                                               -----------
TOTAL FOREIGN CURRENCY CONTRACTS                               $(1,120,898)
                                                               ===========

CURRENCY ABBREVIATIONS:

CHF - SWISS FRANC                 EUR -- EURO      GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

AIM Global Health Care Fund

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $512,564,667 and $705,488,498, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $249,414,400
Aggregate unrealized (depreciation) of investment securities        (77,567,427)
                                                                   ------------
Net unrealized appreciation of investment securities               $171,846,973
                                                                   ============

Cost of investments for tax purposes is $1,627,044,069.

                       AIM INTERNATIONAL TOTAL RETURN FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               ITR-QTR-1 7/07             A I M Advisors, Inc.

AIM International Total Return Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                -----------      ---------------
NON U.S. DOLLAR DENOMINATED BONDS &
   NOTES- 77.67%(A)
BRAZIL-0.62%
Brazilian Government (Sovereign
   Debt), Unsec. Unsub. Euro Bonds,
   9.50%, 01/24/11(b)                       EUR     160,000      $       246,604
                                                                 ---------------
CANADA-5.08%
Canada Government (Sovereign Debt),
   Bond, 3.75%, 06/01/08(b)                 CAD   2,175,000            2,023,102
                                                                 ---------------
CHINA-2.95%
China Government (Sovereign Debt),
   Unsec. Euro Bonds, 4.25%,
   10/28/14(b)                              EUR     880,000            1,175,072
                                                                 ---------------
FRANCE-4.82%
AXA S.A. (Multi-Line
   Insurance)-Series 21, Tranche 1,
   Jr. Sub. Medium-Term Euro Notes,
   5.78%, 07/29/49(b)(c)                    EUR     170,000              228,137
France Government, (Sovereign Debt)
   Euro Bonds,
   1.80%, 07/25/40(b)                       EUR   1,080,000            1,354,512
   6.50%, 04/25/11(b)                       EUR      20,000               29,320
Rhodia S.A. (Specialty
   Chemicals)-REGS, Sr. Unsec.
   Floating Rate Euro Notes, 6.96%,
   10/15/13 (Acquired 02/14/07;
   Cost $229,043)(b)(c)(d)(e)               EUR     170,000              229,686
Tereos Europe (Agricultural
   Products)-REGS, Sr. Gtd. Euro
   Bond, 6.38%, 04/15/14 (Acquired
   04/04/07; Cost $79,973)(b)(d)(e)         EUR      60,000               79,337
                                                                 ---------------
                                                                       1,920,992
                                                                 ---------------
GERMANY-11.30%
Bertelsmann A.G. (Publishing), Sr.
   Unsec. Unsub. Euro Bonds, 4.75%,
   09/26/16(b)                              EUR     250,000              326,859
Bundesrepublik Deutschland
   (Sovereign Debt)-Series 06, Euro
   Bond, 3.75%, 01/04/17(b)                 EUR   1,270,000            1,661,854
Bundesschatzanweisungen (Sovereign
   Debt), Euro Notes, 2.75%,
   12/14/07(b)                              EUR     610,000              829,993
Kreditanstalt fuer Wiederaufbau,
   (Diversified Banks)
   Sr. Unsec. Gtd. Unsub. Global Notes,
   2.05%, 02/16/26(b)                       JPY  50,000,000              412,702
                                                                 ---------------
   Unsec. Gtd. Unsub. Global Notes,

                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                -----------      ---------------
GERMANY-(CONTINUED)
   3.25%, 04/25/08(b)                       EUR      10,000      $        13,569
Landwirtschaftliche Rentenbank
   (Diversified Banks), Unsec. Gtd.
   Unsub. Medium-Term Euro Notes,
   1.38%, 04/25/13(b)                       JPY 150,000,000            1,254,733
                                                                 ---------------
                                                                       4,499,710
                                                                 ---------------
GREECE-6.02%
Hellenic Republic Government, (Sovereign
   Debt) Euro Bonds,
   5.25%, 05/18/12(b)                       EUR     920,000            1,297,814
   Sr. Unsec. Unsub. Euro Bonds,
   4.50%, 09/20/37(b)                       EUR     750,000              964,669
Yioula Glassworks S.A. (Metal &
   Glass Containers)-REGS, Sr. Gtd.
   Euro Notes, 9.00%, 12/01/15
   (Acquired 01/11/07; Cost
   $130,836)(b)(d)(e)                       EUR     100,000              135,452
                                                                 ---------------
                                                                       2,397,935
                                                                 ---------------
HUNGARY-1.40%
Hungary Government (Sovereign
   Debt)-Series 12B, Bond, 7.25%,
   06/12/12(b)                              HUF 101,000,000              556,605
                                                                 ---------------
IRELAND-5.19%
Depfa ACS Bank (Diversified
   Banks)-Series 686, Tranche 1,
   Sec. Unsub. Medium-Term Euro
   Notes, 1.65%, 12/20/16(b)                JPY 200,000,000            1,653,606
Ireland Government (Sovereign
   Debt), Euro Bonds, 3.25%,
   04/18/09(b)                              EUR      10,000               13,431
UT2 Funding PLC (Specialized
   Finance), Unsec. Tier II Sub.
   Euro Bonds, 5.32%, 06/30/16(b)           EUR     300,000              399,829
                                                                 ---------------
                                                                       2,066,866
                                                                 ---------------
ITALY-5.11%
Buoni Poliennali Del Tesoro, (Sovereign
   Debt) Euro Bonds,
   2.50%, 06/15/08(b)                       EUR   1,225,000            1,649,902
   5.75%, 02/01/33(b)                       EUR     250,000              386,634
                                                                 ---------------
                                                                       2,036,536
                                                                 ---------------
JAPAN-2.56%
Development Bank of Japan
   (Sovereign Debt)-Series INTL,
   Gtd. Global Bonds, 2.30%,
   03/19/26(b)                              JPY 110,000,000              937,120
                                                                 ---------------

AIM International Total Return Fund

                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                -----------      ---------------
JAPAN-(CONTINUED)
Sumitomo Mitsui Banking Corp.
   (Diversified Banks),
   Sub. Euro Notes,
   4.38%, 10/27/14(b)                       EUR      60,000      $        81,391
                                                                 ---------------
                                                                       1,018,511
                                                                 ---------------
LUXEMBOURG-6.05%
Calcipar S.A. (Diversified Metals &
   Mining)-REGS, Sr. Unsec. Gtd.
   Floating Rate Euro Notes, 5.36%,
   07/01/14 (Acquired 06/22/07;
   Cost 200,843)(b)(c)(d)(e)                EUR     150,000              198,560
Cirsa Capital Luxembourg S.A.
   (Leisure Facilities)-REGS, Sr.
   Unsec. Gtd. Sub. Euro Bonds,
   7.88%, 07/15/12 (Acquired
   12/18/06; Cost $128,213)(b)(e)           EUR     100,000              125,874
European Investment Bank
   (Diversified Banks), Euro Bonds,
   5.63%, 06/07/32(b)                       GBP     605,000            1,306,800
Gaz Capital for Gazprom (Integrated
   Oil & Gas)-REGS-Series 3, Sr.
   Medium-Term Euro Notes, 5.88%,
   06/01/15 (Acquired
   04/12/06-08/25/06; Cost
   $509,622)(b)(e)                          EUR     380,000              512,434
Telecom Italia Finance S.A.
   (Integrated Telecommunication
   Services)-Series 13, Tranche 1,
   Unsec. Gtd. Unsub. Medium-Term
   Euro Notes, 6.88%, 01/24/13(b)           EUR     180,000              263,436
                                                                 ---------------
                                                                       2,407,104
                                                                 ---------------
MEXICO-0.35%
Mexico Government (Sovereign Debt),
   Global Notes, 5.38%, 06/10/13(b)         EUR     100,000              139,269
                                                                 ---------------
NETHERLANDS-4.49%
Asset Repackaging Trust B.V., (Other
   Diversified Financial Services)
   Sec. Medium-Term Euro Floating Rate
   PIK Notes, 11.72%, 12/21/11(c)           EUR     100,000              135,110
   -Series 97,
   Sec. Floating Rate Euro Notes,
   6.89%, 05/26/14(c)                       EUR     250,000              338,629
Impress Holdings B.V. (Health Care
   Facilities)-REGS, Sr. Sec.
   Floating Rate Euro Notes, 7.33%,
   09/15/13 (Acquired 01/25/07;
   Cost $214,058)(b)(c)(e)                  EUR     160,000              215,628
Rabobank Nederland-Cooperative
   Centrale
   Raiffeisen-Boerenleenbank B.A.
   (Diversified Banks)-Series
   1691A, Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro Notes,
   1.05%, 01/22/10(b)                       JPY 100,000,000              841,990
                                                                 ---------------

                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                -----------      ---------------
NETHERLANDS-(CONTINUED)
Royal KPN N.V. (Integrated
   Telecommunication
   Services)-Series 12, Tranche 1,
   Sr. Unsec. Unsub. Medium-Term
   Euro Notes, 4.75%, 01/17/17(b)           EUR     200,000      $       257,044
                                                                 ---------------
                                                                       1,788,401
                                                                 ---------------
NORWAY-2.75%
Eksportfinans A.S. (Other
   Diversified Financial Services),
   Medium-Term Global Bonds, 1.60%,
   03/20/14(b)                              JPY 130,000,000            1,093,247
                                                                 ---------------
POLAND-2.30%
Poland Government Bond, (Sovereign Debt)
   -Series DS1015,
   Bonds,
   6.25%, 10/24/15(b)                       PLN     300,000              113,135
   -Series PS0310,
   Bond,
   5.75%, 03/24/10(b)                       PLN   2,200,000              802,163
                                                                 ---------------
                                                                         915,298
                                                                 ---------------
PORTUGAL-1.82%
Obrigacoes do Tesouro O.T.
   (Sovereign Debt), Euro Bonds,
   4.10%, 04/15/37(b)                       EUR     590,000              725,336
                                                                 ---------------
SINGAPORE-1.87%
Singapore Government (Sovereign
   Debt), Bond, 4.38%, 01/15/09(b)          SGD   1,100,000              745,664
                                                                 ---------------
SOUTH AFRICA-0.30%
Edcon Holdings Proprietary, Ltd.
   (Apparel Retail)-REGS, Sr. Sec.
   Gtd. Floating Rate Euro Bonds,
   9.65%, 06/15/15 (Acquired
   06/08/07; Cost
   134,290)(b)(c)(d)(e)                     EUR     100,000              119,957
                                                                 ---------------
SPAIN-3.12%
Caixa d'Estalvis de Catalunya
   (Diversified Capital Markets),
   Sec. Mortgage-Backed Euro Notes,
   3.50%, 03/07/16(b)                       EUR   1,000,000            1,244,066
                                                                 ---------------
SUPRANATIONAL-1.71%
International Bank Reconstruction &
   Development (Diversified
   Banks)-Series 670, Global Notes,
   2.00%, 02/18/08(b)                       JPY  80,000,000              679,461
                                                                 ---------------
UNITED KINGDOM-3.42%
Credit Suisse Group Finance
   Guernsey Ltd. (Diversified
   Capital Markets), Gtd. Sub.
   Second Tier Euro Notes, 3.63%,
   01/23/18(b)(c)                           EUR     300,000              385,525
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Total Return Fund

                                               PRINCIPAL
                                                AMOUNT                VALUE
                                            ---------------      ---------------
UNITED KINGDOM-(CONTINUED)
DaimlerChrysler UK Finance PLC
   (Automobile
   Manufacturers)-Series 147,
   Tranche 1, Unsec. Gtd. Unsub.
   Medium-Term Euro Notes, 5.13%,
   02/04/08(b)                              GBP      50,000      $       100,814
FCE Bank PLC (Automobile
   Manufacturers), Euro Medium-Term
   Note, 7.13%, 01/15/13(b)                 EUR     100,000              127,243
Ineos Group Holdings PLC
   (Diversified Chemicals)-REGS,
   Sr. Unsec. Gtd. Unsub. Euro Bond
   Notes, 7.88%, 02/15/16 (Acquired
   05/02/07; Cost $97,875)(b)(d)(e)         EUR      75,000               89,916
Network Rail Finance PLC (Other
   Diversified Financial Services),
   Gtd. Medium-Term Euro Notes,
   4.88%, 03/06/09(b)                       GBP     330,000              659,098
                                                                 ---------------
                                                                       1,362,596
                                                                 ---------------
UNITED STATES OF AMERICA-4.44%
ASIF II (Multi-Line Insurance), Sr.
   Sec. Unsub. Euro Medium-Term Note,
   1.20%, 03/20/08(b)                       JPY 113,000,000              954,816
General Electric Capital Corp. (Other
   Diversified Financial Services),
   Sr. Unsec. Unsub. Medium-Term Euro
   Notes, 0.75%, 02/05/09(b)                JPY  50,000,000              420,081
Pemex Project Funding Master Trust
   (Oil & Gas Exploration &
   Production)-REGS, Unsec. Gtd.
   Unsub. Euro Bonds, 6.63%, 04/04/10
   (Acquired 04/12/06-08/25/06; Cost
   $244,068)(b)(e)                          EUR     180,000              255,019
Travelport LLC (Diversified Commercial
   & Professional Services), Sr. Gtd.
   Unsec. Floating Rate Global Notes,
   8.74%, 09/01/14(b)(c)                    EUR     100,000              137,162
                                                                 ---------------
                                                                       1,767,078
                                                                 ---------------
   Total Non U.S. Dollar Denominated
      Bonds & Notes (Cost $30,629,530)                                30,929,410
                                                                 ---------------
U.S. TREASURY SECURITIES-3.26%
U.S. TREASURY BILLS-0.25%
   4.82%, 10/11/07(b)(f)                      $     100,000(g)            99,067
                                                                 ---------------
U.S. TREASURY BONDS-3.01%
   4.50%, 02/15/36(b)                             1,240,000            1,159,400
   5.38%, 02/15/31(b)                                35,000               36,947
                                                                 ---------------
                                                                       1,196,347
                                                                 ---------------
      Total U.S. Treasury Securities
      (Cost $1,273,846)                                                1,295,414
                                                                 ---------------

                                                   SHARES             VALUE
                                                -----------      ---------------
MONEY MARKET FUNDS-2.35%
Liquid Assets Portfolio -Institutional
   Class(h)                                         468,238      $       468,238
Premier Portfolio -Institutional Class(h)           468,238              468,238
                                                                 ---------------
      Total Money Market Funds
        (Cost $936,476)                                                  936,476
                                                                 ---------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities on loan)-83.28%
   (Cost $32,839,852)                                                 33,161,300
                                                                 ---------------
TOTAL INVESTMENTS-83.28%
   (Cost $32,839,852)                                                 33,161,300
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-16.72%                                   6,659,341
                                                                 ---------------
NET ASSETS-100.00%                                               $    39,820,641
                                                                 ---------------

Investment Abbreviations:

CAD    -- Canadian Dollar
EUR    -- Euro
GBP    -- British Pound
Gtd.   -- Guaranteed
HUF    -- Hungary Forint
JPY    -- Japanese Yen
PIK    -- Payment in Kind
PLN    -- Poland Zloty
REGS   -- Regulation S
Sec.   -- Secured
SGD    -- Singapore Dollar
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount is denominated in currency indicated.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $31,751,085, which represented 79.74% of the Fund's Net Assets. See
     Note 1A.

(c) Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $852,908, which represented 2.14% of the Fund's Net Assets.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $1,961,863, which represented 4.93% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Total Return Fund

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Total Return Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM International Total Return Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

AIM International Total Return Fund

     Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM International Total Return Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                              VALUE    PURCHASES AT   PROCEEDS FROM    VALUE     DIVIDEND
FUND                        10/31/06       COST           SALES       07/31/07    INCOME
----                        --------   ------------   -------------   --------   --------
Liquid Assets Portfolio-
   Institutional Class      $429,948    $10,481,464   $(10,443,174)   $468,238    $19,826
                            --------    -----------   ------------    --------    -------
Premier Portfolio-
   Institutional Class       429,948     10,481,464    (10,443,174)    468,238     19,734
                            --------    -----------   ------------    --------    -------
   TOTAL INVESTMENTS IN
      AFFILIATES            $859,896    $20,962,928   $(20,886,348)   $936,476    $39,560
                            ========    ===========   ============    ========    =======

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                        CONTRACT TO
SETTLEMENT   --------------------------------      VALUE      UNREALIZED
   DATE         DELIVER           RECEIVE        07/31/07    APPRECIATION
----------   --------------   ---------------   ----------   ------------
 09/19/07    HUF 83,000,000   EUR     448,015   $  457,600      $ 9,815
 09/19/07    USD  2,909,866   EUR   2,160,000    2,960,244       50,378
 09/19/07    USD  1,468,466   JPY 173,000,000    1,470,169        1,703
 09/19/07    USD    671,831   JPY  82,000,000      696,843       25,012
                                                                -------
                                                                $86,908
                                                                -------

                         CONTRACT TO
SETTLEMENT   -------------------------------      VALUE       UNREALIZED
   DATE         DELIVER            RECEIVE      07/31/07    (DEPRECIATION)
----------   ---------------   -------------   ----------   --------------
 09/19/07    EUR   3,000,000   USD 3,998,658   $4,111,450     $(112,792)
 09/19/07    JPY 173,000,000   USD 1,432,001    1,470,169       (38,168)
 09/19/07    JPY  82,000,000   EUR   672,819      688,221        (8,623)
                                                              $(159,583)
                                                              ---------
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                         $ (72,675)
                                                              =========

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END

                         CONTRACT TO
  CLOSED     -------------------------------      VALUE       REALIZED
   DATE         DELIVER         RECEIVE         07/31/07    GAIN (LOSS)
----------   -------------   ---------------   ----------   ------------
 07/23/07    USD 2,494,288   JPY 300,000,000   $2,483,238     $(11,050)
TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                       $(11,050)
                                                              ========
TOTAL FOREIGN CURRENCY CONTRACTS                              $(83,725)
                                                              ========

CURRENCY ABBREVIATIONS:

EUR -- EURO   HUF -- HUNGARY FORINT   JPY -- JAPANESE YEN   USD -- U.S. DOLLAR

AIM International Total Return Fund

     NOTE 4 -- FUTURES CONTRACTS

     On July 31, 2007, $100,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                   UNREALIZED
                      NUMBER OF       MONTH/          VALUE       APPRECIATION
      CONTRACT        CONTRACTS     COMMITMENT       07/31/07    (DEPRECIATION)
-------------------   ---------   --------------   -----------   --------------
Canada 10 Year Bond        1      Sept.-07/Short   $  (104,120)     $   (489)
Euro-Bond                 12      Sept.-07/Short    (1,851,175)      (29,400)
                                                   -----------      --------
                                                   $(1,955,295)     $(29,889)
                                                   ===========      ========

     NOTE 5 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $105,837,576 and $99,374,671, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $ 531,822
Aggregate unrealized (depreciation) of investment securities          (210,565)
                                                                     ---------
Net unrealized appreciation of investment securities                 $ 321,257
                                                                     =========

Cost of investments for tax purposes is $32,840,043.

                                 AIM JAPAN FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                        [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

AIMinvestments.com              JAP-QTR-1 7/07              A I M Advisors, Inc.

AIM Japan Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN STOCKS (JAPAN)-99.82%
AIR FREIGHT & LOGISTICS-0.54%
Kintetsu World Express Inc. (a)                          1,300   $        51,449
                                                                 ---------------

APPAREL RETAIL-1.71%
Fast Retailing Co., Ltd. (a)                             1,600            90,884
United Arrows Ltd. (a)(b)                                4,700            73,352
                                                                 ---------------
                                                                         164,236
                                                                 ---------------

AUTOMOBILE MANUFACTURERS-8.65%
Honda Motor Co., Ltd. (a)                                3,400           122,908
Isuzu Motors Ltd. (a)                                   55,000           299,278
Suzuki Motor Corp. (a)                                   5,900           171,791
Toyota Motor Corp. (a)                                   3,900           235,992
                                                                 ---------------
                                                                         829,969
                                                                 ---------------

COMMODITY CHEMICALS-0.99%
Tosoh Corp. (a)(b)                                      16,000            95,345
                                                                 ---------------

COMPUTER & ELECTRONICS RETAIL-1.60%
Yamada Denki Co., Ltd. (a)(b)                            1,530           153,151
                                                                 ---------------

COMPUTER HARDWARE-3.55%
Toshiba Corp. (b)                                       36,000           340,976
                                                                 ---------------

CONSTRUCTION & ENGINEERING-0.74%
Kinden Corp. (a)                                         8,000            70,946
                                                                 ---------------

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-7.52%
Komatsu Ltd. (a)                                        14,100           447,695
Mitsui Engineering & Shipbuilding Co., Ltd.
   (a)(b)                                               50,000           274,067
                                                                 ---------------
                                                                         721,762
                                                                 ---------------

DIVERSIFIED BANKS-7.46%
Mitsubishi UFJ Financial Group, Inc. (a)                    28           298,925
Mizuho Financial Group, Inc. (a)                            32           226,129
Sumitomo Mitsui Financial Group, Inc. (a)                   21           190,675
                                                                 ---------------
                                                                         715,729
                                                                 ---------------

DIVERSIFIED CHEMICALS-2.46%
Ishihara Sangyo Kaisha, Ltd. (a)(c)                     54,000            97,617
Nissan Chemical Industries, Ltd.                        11,000           137,895
                                                                 ---------------
                                                                         235,512
                                                                 ---------------

DIVERSIFIED METALS & MINING-1.27%
Pacific Metals Co., Ltd. (a)(b)                          7,000           121,572
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS-5.58%
IBIDEN Co., Ltd. (a)                                     2,800   $       204,971
Nippon Electric Glass Co., Ltd. (a)                      8,000           125,281
TDK Corp. (a)                                            1,400           119,452
Yaskawa Electronic Corp. (a)                             7,000            85,682
                                                                 ---------------
                                                                         535,386
                                                                 ---------------

HOME ENTERTAINMENT SOFTWARE-3.06%
Nintendo Co., Ltd. (a)                                     600           293,829
                                                                 ---------------

HOUSEHOLD APPLIANCES-1.53%
Hitachi Koki Co., Ltd. (a)(b)                            8,400           147,141
                                                                 ---------------

HYPERMARKETS & SUPER CENTERS-1.14%
AEON Co., Ltd. (a)                                       6,800           109,169
                                                                 ---------------

INDUSTRIAL MACHINERY-8.92%
Japan Steel Works, Ltd.  (The) (a)                      10,000           159,489
Kawasaki Heavy Industries, Ltd. (a)(b)                  30,000           133,073
Nabtesco Corp. (a)(b)                                    9,000           134,765
Organo Corp. (a)(b)                                      6,000           128,963
Sumitomo Heavy Industries, Ltd. (a)                     14,000           171,966
Toshiba Machine Co., Ltd. (a)                           14,000           127,661
                                                                 ---------------
                                                                         855,917
                                                                 ---------------

INVESTMENT BANKING & BROKERAGE-1.28%
Shinko Securities Co., Ltd. (a)(b)                      25,000           122,495
                                                                 ---------------

IT CONSULTING & OTHER SERVICES-2.72%
Nomura Research Institute, Ltd. (a)                      4,200           133,949
NTT Data Corp. (a)                                          13            54,437
TIS Inc. (a)                                             3,200            72,543
                                                                 ---------------
                                                                         260,929
                                                                 ---------------

MARINE-4.68%
Kawasaki Kisen Kaisha, Ltd. (a)                         10,000           136,655
Mitsui O.S.K. Lines, Ltd. (a)                           20,000           312,704
                                                                 ---------------
                                                                         449,359
                                                                 ---------------

OFFICE ELECTRONICS-2.62%
Canon Inc. (a)                                           3,100           164,716
Ricoh Co., Ltd. (a)                                      4,000            86,944
                                                                 ---------------
                                                                         251,660
                                                                 ---------------

OIL & GAS EXPLORATION & PRODUCTION-1.49%
AOC Holdings, Inc. (a)(b)                                8,600           142,769
                                                                 ---------------

AIM Japan Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
PHARMACEUTICALS-0.81%
Chugai Pharmaceutical Co., Ltd. (b)                      4,500   $        78,064
                                                                 ---------------

PHOTOGRAPHIC PRODUCTS-1.34%
Nikon Corp. (a)                                          4,000           128,321
                                                                 ---------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-4.11%
AEON Mall Co., Ltd. (a)(b)                               2,800            84,812
Sumitomo Realty & Development Co., Ltd. (a)              2,000            59,435
Tokyu Land Corp. (a)                                    18,000           168,972
Tokyu Livable, Inc. (a)                                  4,500            80,584
                                                                 ---------------
                                                                         393,803
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT-2.10%
Disco Corp. (a)(b)                                       1,700            93,040
Tokyo Seimitsu Co., Ltd. (a)(b)                          3,200           108,136
                                                                 ---------------
                                                                         201,176
                                                                 ---------------

SEMICONDUCTORS-4.66%
Elpida Memory, Inc. (a)(c)                               4,000           179,251
Sumco Corp. (a)                                          5,200           267,351
                                                                 ---------------
                                                                         446,602
                                                                 ---------------

STEEL-4.30%
Daido Steel Co., Ltd. (a)(b)                            20,000           145,195
JFE Holdings, Inc. (a)                                   3,900           267,771
                                                                 ---------------
                                                                         412,966
                                                                 ---------------

SYSTEMS SOFTWARE-0.84%
Hitachi Software Engineering Co., Ltd. (a)               3,500            80,315
                                                                 ---------------

TIRES & RUBBER-1.20%
Sumitomo Rubber Industries, Ltd. (a)(b)                  9,600           114,626
                                                                 ---------------

TOBACCO-1.55%
Japan Tobacco Inc.                                          29           148,599
                                                                 ---------------

TRADING COMPANIES & DISTRIBUTORS-6.88%
Mitsubishi Corp. (a)                                     8,100           239,300
Mitsui & Co., Ltd.                                       7,000           166,048
Sojitz Corp. (a)                                        51,000           254,893
                                                                 ---------------
                                                                         660,241
                                                                 ---------------

WIRELESS TELECOMMUNICATION SERVICES-2.52%
KDDI Corp. (a)                                              23           153,024
NTT DoCoMo, Inc. (a)                                        64            88,856
                                                                         241,880
                                                                 ---------------
   Total Foreign Stocks (Japan)
      (Cost $8,595,774)                                                9,575,894
                                                                 ---------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-19.85%
Liquid Assets Portfolio - Institutional
   Class (d)(e)                                      1,904,436   $     1,904,436
                                                                 ---------------
   Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $1,904,436)                                                1,904,436
                                                                 ---------------
TOTAL INVESTMENTS-119.67%
   (Cost $10,500,210)                                                 11,480,330
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(19.67)%                                (1,886,975)
                                                                 ---------------
NET ASSETS-100.00%                                               $     9,593,355
                                                                 ===============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $8,704,312, which represented 90.73% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c)  Non-income producing security.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Japan Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Japan Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of

AIM Japan Fund
     foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. RISKS INVOLVED IN INVESTING IN THE FUND - Single Country - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE     PURCHASES     PROCEEDS      VALUE    DIVIDEND
FUND                        10/31/06     AT COST     FROM SALES   07/31/07    INCOME
----                        --------   ----------   -----------   --------   --------
Liquid Assets Portfolio -
   Institutional Class         $--     $2,436,901   $(2,436,901)     $--      $4,088
Premier  Portfolio-
   Institutional Class          --      2,436,901    (2,436,901)      --       4,068
                               ---     ----------   -----------      ---      ------
   SUBTOTAL                    $--     $4,873,802   $(4,873,802)     $--      $8,156
                               ===     ==========   ===========      ===      ======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE     PURCHASES     PROCEEDS       VALUE     DIVIDEND
FUND                        10/31/06     AT COST     FROM SALES    07/31/07     INCOME*
----                        --------   ----------   -----------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class         $--     $2,009,051   $  (104,615)  $1,904,436    $   --
                               ---     ----------   -----------   ----------    ------
   TOTAL INVESTMENTS
      IN AFFILIATES            $--     $6,882,853   $(4,978,417)  $1,904,436    $8,156
                               ===     ==========   ===========   ==========    ======

*    Net of compensation to counterparties.

AIM Japan Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $1,809,912 were on loan to brokers. The loans were secured by cash collateral of $1,904,436 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2007, the Fund did not receive dividends on cash collateral investments for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $10,219,148 and $8,435,794, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $1,373,589
Aggregate unrealized (depreciation) of investment securities           (407,022)
                                                                     ----------
Net unrealized appreciation of investment securities                 $  966,567
                                                                     ==========

Cost of investments for tax purposes is $10,513,763.

                              AIM LIBOR ALPHA FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               LAL-QTR-1 7/07             A I M Advisors, Inc.

AIM LIBOR Alpha Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------   ---------------
BONDS & NOTES-45.01%
AUTO PARTS & EQUIPMENT-2.11%
Johnson Controls, Inc., Sr. Floating
   Rate Notes, 5.59%, 01/17/08(a)(b)              $  1,000,000   $     1,000,997
                                                                 ---------------
BROADCASTING & CABLE TV-2.75%
Viacom Inc., Sr. Unsec. Floating Rate
   Global Notes, 5.71%, 06/16/09(a)(b)               1,300,000         1,304,542
                                                                 ---------------
CONSUMER FINANCE-1.69%
American Express Centurion Bank,
   Floating Rate Notes, 5.48%,
   12/17/09(a)(b)                                      800,000           802,138
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES-0.53%
Broadridge Financial Solutions Inc.,
   Sr. Unsec. Notes, 6.13%, 06/01/17(a)                260,000           250,294
                                                                 ---------------
DISTILLERS & VINTNERS-1.48%
Diageo Finance B.V. (Netherlands),
   Unsec. Gtd. Unsub. Floating Rate
   Global Notes, 5.48%, 03/30/09(a)(b)                 700,000           700,767
                                                                 ---------------
DIVERSIFIED BANKS-3.07%
HSBC Bank USA N.A.,
   Floating Rate Global Notes,
   5.50%, 12/14/09(a)(b)                               250,000           250,711
   Sr. Floating Rate Global Notes,
   5.49%, 06/10/09(a)(b)                               750,000           751,274
Wachovia Bank N.A., Sr. Floating Rate
   Notes, 5.42%, 12/02/10(a)(b)                        450,000           450,479
                                                                 ---------------
                                                                       1,452,464
                                                                 ---------------
DIVERSIFIED CAPITAL MARKETS-4.03%
Credit Suisse (USA) Inc.,
   Floating Rate Global Notes,
   5.56%, 08/15/10(a)(b)                               700,000           702,715
   Sr. Unsec. Floating Rate Global Notes,
   5.55%, 03/02/11(a)(b)                               700,000           702,592
Credit Suisse Guernsey (United
   Kingdom), Jr. Sub. Floating Rate
   Notes, 6.05% (a)(b)(c)                              500,000           501,090
                                                                 ---------------
                                                                       1,906,397
                                                                 ---------------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------   ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.00%
NXP B.V./NXP Funding LLC
   (Netherlands), Sr. Sec. Floating
   Rate Global Notes, 8.11%,
   10/15/13(a)(b)                                 $    500,000   $       475,000
                                                                 ---------------
HEALTH CARE FACILITIES-1.24%
Impress Holdings B.V. (Netherlands),
   Sr. Sec. Floating Rate Bonds,
   8.49%, 09/15/13 (Acquired 09/15/06;
   Cost $575,000)(a)(b)(d)                             575,000           586,868
                                                                 ---------------
HOME IMPROVEMENT RETAIL-2.10%
Home Depot, Inc. (The),, Sr. Unsec.
   Unsub. Floating Rate Global Notes,
   5.49%, 12/16/09(a)(b)                             1,000,000           993,353
                                                                 ---------------
HOMEBUILDING-2.11%
Centex Corp.-Series E, Sr. Floating
   Rate Medium Term Notes, 5.61%,
   08/01/07(a)(b)                                    1,000,000         1,000,008
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-2.11%
TXU Energy Co. LLC, Sr. Unsec.
   Floating Rate Notes, 5.86%,
   09/16/08 (Acquired 03/13/07; Cost
   $1,000,000)(a)(b)(d)                              1,000,000         1,000,447
                                                                 ---------------
INTEGRATED OIL & GAS-3.49%
ConocoPhillips Australia Funding Co.,
   Sr. Unsec. Gtd. Floating Rate
   Notes, 5.45%, 04/09/09(a)(b)                      1,650,000         1,650,801
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-3.66%
Lazard Group LLC, Sr. Unsec. Notes,
   6.85%, 06/15/17 (Acquired 06/18/07;
   Cost $747,765)(a)(d)                                750,000           742,178
Morgan Stanley, Floating Rate Global
   Notes, 5.61%, 01/18/11(a)(b)                      1,000,000           992,683
                                                                 ---------------
                                                                       1,734,861
                                                                 ---------------
MULTI-LINE INSURANCE-2.11%
Hartford Life Global Funding Trusts,
   Sec. Floating Rate Medium Term
   Notes, 5.40%, 05/15/08(a)(b)                      1,000,000         1,000,012
                                                                 ---------------

AIM LIBOR Alpha Fund

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------   ---------------
MULTI-UTILITIES-0.47%
PSEG Energy Holdings LLC, Sr. Unsec.
   Global Notes, 8.63%, 02/15/08(a)               $    224,000   $       224,560
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.19%
Citigroup Inc., Unsec. Sub. Floating
   Rate Global Notes, 5.61%,
   06/09/16(a)(b)                                      500,000           498,778
                                                                 ---------------
JPM Chase Capital  XXI-Series U, Jr.
   Sub. Gtd. Floating Rate Global
   Bonds, 6.31%, 02/02/37(a)(b)                        800,000           800,856
                                                                 ---------------
JPM Chase Capital XXIII, Jr. Sub. Gtd.
   Floating Rate Global Notes, 6.36%,
   05/15/47(a)(b)                                      750,000           685,597
                                                                 ---------------
                                                                       1,985,231
                                                                 ---------------
PACKAGED FOODS & MEATS-2.64%
General Mills, Inc., Unsec. Unsub.
   Floating Rate Notes, 5.49%,
   01/22/10(a)(b)                                    1,250,000         1,248,755
                                                                 ---------------
REGIONAL BANKS-2.12%
PNC Funding Corp., Sr. Gtd. Floating
   Rate Notes, 5.56%, 01/31/14(a)(b)                 1,000,000         1,001,560
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES-2.11%
Vodafone Group PLC (United Kingdom),
   Floating Rate Global Notes, 5.70%,
   06/15/11(a)(b)                                    1,000,000         1,000,398
                                                                 ---------------
   Total Bonds & Notes
      (Cost $21,411,023)                                              21,319,453
                                                                 ---------------
ASSET-BACKED SECURITIES-39.14%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-13.04%
Long Beach Mortgage Loan Trust-Series
   2006-7, Class 2A1, Floating Rate
   Pass Through Ctfs., 5.37%,
   08/25/36(a)(b)                                      627,767           627,649
Morgan Stanley ABS Capital I-Series
   2005-HE4, Class A2B, Floating Rate
   Pass Through Ctfs., 5.56%,
   07/25/35(a)(b)                                      262,965           262,785
Residential Asset Securities
   Corp.-Series 2007 KS4, Class A1,
   Floating Rate Pass Through Ctfs.,
   5.42%, 05/25/37(a)(b)                               952,471           951,826
Saxon Asset Securities Trust,,
   -Series 2004-2, Class MV3,
   Floating Rate Pass Through Ctfs.,
   6.59%, 08/25/35(a)(b)                             1,000,000           966,241
   -Series 2007 2, Class A2A,
   Floating Rate Pass Through Ctfs.,
   5.42%, 05/25/47(a)(b)                               945,422           944,918
                                                                 ---------------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------   ---------------
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-
   (CONTINUED)
Soundview Home Equity Loan
   Trust-Series 2006-OPT5, Class M1,
   Floating Rate Pass Through Ctfs.,
   5.57%, 07/25/36(a)(b)                          $    750,000   $       737,429
Structured Asset Securities
   Corp.-Series 2007-EQ1, Class A2,
   Floating Rate Pass Through Ctfs.,
   5.41%, 03/25/37(a)(b)                               900,150           899,571
Wells Fargo Home Equity Trust-Series
   2006-3, Class A1, Floating Rate
   Pass Through Ctfs., 5.37%,
   01/25/37(a)(b)                                      788,763           788,564
                                                                 ---------------
                                                                       6,178,983
                                                                 ---------------
ASSET-BACKED SECURITIES - MANUFACTURED
   HOUSING-0.40%
Vanderbilt Mortgage Finance,
   -Series 2002-C, Class A4,
   Pass Through Ctfs.,
   6.57%, 08/07/24(a)                                  105,000           108,082
   -Series 2002-B, Class A4,
   Pass Through Ctfs.,
   5.84%, 02/07/26(a)                                   80,000            80,405
                                                                 ---------------
                                                                         188,487
                                                                 ---------------
ASSET-BACKED SECURITIES - TIME SHARE-1.34%
Marriott Vacation Club Owner
   Trust-Series 2006-1A, Class A, Pass
   Through Ctfs., 5.74%, 04/20/28
   (Acquired 05/23/06; Cost
   $629,844)(a)(d)(e)                                  629,853           635,371
                                                                 ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS-19.76%
Banc Of America Mortgage
   Securities-Series 2004-D, Class
   2A2, Floating Rate Pass Through
   Ctfs., 4.20%, 05/25/34(a)(b)                      1,046,725         1,032,056
BNC Mortgage Loan Trust-Series 2007-2,
   Class A2, Floating Rate Pass
   Through Ctfs., 5.42%, 05/25/37(a)(b)                926,525           925,820
Countrywide Asset-Backed
   Certificates-Series 2007-BC2, Class
   2A1, Floating Rate Pass Through
   Ctfs., 5.41%, 06/25/37(a)(b)                        839,263           838,715
Fannie Mae REMIC, Series 2003-112,
   Class FA, Floating Rate Pass
   Through Ctfs., 5.82%, 01/25/28(a)(b)                912,229           917,610
Fannie Mae Whole Loan-Series 2004-W5,
   Class F1, Floating Rate Pass
   Through Ctfs., 5.77%, 02/25/47(a)(b)                414,939           416,606
Freddie Mac REMIC,
   Series 2399, Class XF,
   Floating Rate Pass Through Ctfs.,
   6.27%, 01/15/32(a)(b)                               484,731           497,733
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIBOR Alpha Fund

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
Freddie Mac REMIC,
   Series 2470, Class JF,
   Floating Rate Pass Through Ctfs.,
   6.32%, 12/15/31(a)(b)                          $    713,107   $       737,156
GS Mortgage Securities Corp. II-Series
   2007-EOP, Class J, Floating Rate
   Pass Through Ctfs., 6.17%, 03/06/20
   (Acquired 06/01/07; Cost
   $225,000)(b)(d)                                     225,000           222,750
JP Morgan Chase Commercial Mortgage
   Securities Corp.-Series 2005-FL1A,
   Class A1, Floating Rate Pass
   Through Ctfs., 5.43%, 02/15/19
   (Acquired 05/13/06; Cost
   $101,320)(a)(b)(d)                                  103,386           103,387
Morgan Stanley Capital I-Series
   2007-NC2, Class A2A, Floating Rate
   Pass Through Ctfs., 5.43%,
   02/25/37(a)(b)                                      904,769           904,287
Structured Adjustable Rate Mortgage Loan Trust,
   -Series 2004-1, Class 3A1,
   Pass Through Ctfs.,
   7.45%, 02/25/34(a)(b)                               248,113           249,174
   -Series 2005-11, Class 1A1,
   Pass Through Ctfs.,
   5.43%, 05/25/35(a)(b)                               223,355           223,685
Wells Fargo Home Equity Trust-Series
   2007-2, Class A1, Floating Rate
   Pass Through Ctfs., 5.41%,
   04/25/37(a)(b)                                      968,098           967,299
Wells Fargo Mortgage Backed Securities
   Trust,-Series 2004-S, Class A1,
   Floating Rate Pass Through Ctfs.,
   3.54%, 09/25/34(a)(b)                             1,350,368         1,324,826
                                                                 ---------------
                                                                       9,361,104
                                                                 ---------------
CREDIT CARDS-3.38%
Bank of America Credit Card Trust,
   -Series 2006-C7, Class C7,
   Floating Rate Pass Through Ctfs.,
   5.55%, 03/15/12(a)(b)                               500,000           500,380
   -Series 2007-C2, Class C2,
   Floating Rate Pass Through Ctfs.,
   5.59%, 09/17/12(a)(b)                               400,000           400,205
MBNA Credit Card Master Note
   Trust-Series 2005-C3, Class C,
   Floating Rate Pass Through Ctfs.,
   5.59%, 03/15/11(a)(b)                               700,000           701,307
                                                                 ---------------
                                                                       1,601,892
                                                                 ---------------
HOME EQUITY LOAN-1.22%
Securitized Asset Backed Receivables
   LLC Trust-Series 2007-BR4, Class
   A2A, Floating Rate Pass Through
   Ctfs., 5.41%, 05/25/37(a)(b)                        471,110           470,589
                                                                 ---------------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  ------------   ---------------
HOME EQUITY LOAN-(CONTINUED)
Countrywide Asset-Backed
   Certificates-Series 2007-9, Class
   B, Floating Rate Pass Through
   Ctfs., 7.82%, 11/25/37 (Acquired
   06/04/07; Cost $110,647)(a)(b)(d)              $    140,000   $       106,187
                                                                 ---------------
                                                                         576,776
                                                                 ---------------
   Total Asset-Backed Securities
    (Cost $18,546,340)                                                18,542,613
                                                                 ---------------
U.S. MORTGAGE BACKED SECURITIES-3.34%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-1.86%
Floating Rate Pass Through Ctfs.,
   6.55%, 07/01/36(a)(b)                               865,591           881,626
                                                                 ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-1.48%
Floating Rate Pass Through Ctfs.,
   4.82%, 11/01/32(a)(b)                               690,375           698,534
                                                                 ---------------
   Total U.S. Mortgage Backed Securities
      (Cost $1,571,999)                                                1,580,160
                                                                 ---------------
U.S. TREASURY SECURITIES-1.00%
U.S. TREASURY BILLS-1.00%
   4.72%, 09/27/07
(Cost $476,413) (f)                                 480,000(g)           476,413
                                                                 ---------------

                                                     SHARES
                                                  ------------
MONEY MARKET FUNDS-13.71%
Liquid Assets Portfolio -Institutional
   Class(h)                                          3,246,978         3,246,978
Premier Portfolio -Institutional Class(h)            3,246,978         3,246,978
                                                                 ---------------
   Total Money Market Funds
      (Cost $6,493,956)                                                6,493,956
                                                                 ---------------
TOTAL INVESTMENTS-102.20%
   (Cost $48,499,731)                                                 48,412,595
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(2.20)%                                 (1,043,564)
                                                                 ---------------
NET ASSETS-100.00%                                               $    47,369,031
                                                                 ===============

Investment Abbreviations:

ABS    -- Asset Backed Security
Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
Jr.    -- Junior
REMIC  -- Real Estate Mortgage Investment Conduit
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIBOR Alpha Fund

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $41,219,476, which represented 87.02% of the Fund's Net Assets. See
     Note 1A.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.

(c)  Perpetual bond with no specified maturity date.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $3,397,188, which represented 7.17% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2007 represented 1.34% of the Fund's Net Assets.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIBOR Alpha Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign

AIM LIBOR Alpha Fund
     securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes

AIM LIBOR Alpha Fund
     in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or

AIM LIBOR Alpha Fund
     notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07      INCOME
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class        $283,701     $24,500,330   $(21,537,053)    $3,246,978    $ 78,498
Premier  Portfolio-
   Institutional Class         283,701      24,500,330    (21,537,053)     3,246,978      78,143
                              --------     -----------   ------------     ----------    --------
   TOTAL INVESTMENTS
      IN AFFILIATES           $567,402     $49,000,660   $(43,074,106)    $6,493,956    $156,641
                              ========     ===========   ============     ==========    ========

AIM LIBOR Alpha Fund

NOTE 3 -- FUTURES CONTRACTS

On July 31, 2007, $480,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                        UNREALIZED
                            NUMBER OF       MONTH/         VALUE       APPRECIATION
         CONTRACT           CONTRACTS     COMMITMENT      07/31/07    (DEPRECIATION)
         --------           ---------   -------------   -----------   --------------
U.S. Treasury 10 Year
   Notes                        40      Sept-07/Long    $ 4,296,875      $ 51,164
                                                        -----------      --------
                                                        $ 4,296,875      $ 51,164
Canada 10 Year Bonds            32      Sept-07/Short    (3,331,840)       (8,320)
Euro-Bond                       17      Sept-07/Short    (2,622,497)      (39,191)
U.S. Treasury Long Bonds         5      Sept-07/Short      (550,313)       (2,391)
                                                        -----------      --------
                                                        $(6,504,650)     $(49,902)
                                                        -----------      --------
                                                        $(2,207,775)     $  1,262
                                                        ===========      ========


NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                  NOTIONAL     UNREALIZED
                            REFERENCE    BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
       COUNTERPARTY           ENTITY    PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
       ------------         ---------   ----------   -------------   ----------   --------   --------------
Lehman Brothers, Inc.       CDX.NA.XO      Sell          1.40%       06/20/2012     2,000        (30,703)
Morgan Stanley & Co.        SLM Corp.      Sell          0.80%       09/20/2008     1,000        (22,124)
                                                                                                --------
   TOTAL CREDIT DEFAULT
      SWAP AGREEMENTS                                                                           $(52,827)
                                                                                                ========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $66,353,225 and $75,429,810, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  93,775
Aggregate unrealized (depreciation) of investment securities           (180,911)
                                                                      ---------
Net unrealized appreciation (depreciation) of investment securities   $ (87,136)
                                                                      =========

Cost of investments for tax purposes is $48,499,731.

                            AIM TRIMARK ENDEAVOR FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com              T-END-QTR-1 7/07            A I M Advisors, Inc.

AIM Trimark Endeavor Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
DOMESTIC COMMON STOCKS-65.69%
APPAREL RETAIL-4.58%
Ross Stores, Inc.                                      418,600   $    12,110,098
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-5.47%
Liz Claiborne, Inc.                                    412,200        14,484,708
                                                                 ---------------
AUTOMOTIVE RETAIL-1.17%
AutoZone, Inc. (a)                                      24,500         3,106,845
                                                                 ---------------
BREWERS-2.01%
Molson Coors Brewing Co. -Class B                       59,904         5,327,862
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-2.32%
Plantronics, Inc.                                      219,100         6,139,182
                                                                 ---------------
HEALTH CARE EQUIPMENT-9.64%
Kinetic Concepts, Inc. (a)                             249,500        15,339,260
Zimmer Holdings, Inc. (a)                              130,800        10,171,008
                                                                 ---------------
                                                                      25,510,268
                                                                 ---------------
HEALTH CARE SERVICES-3.45%
AMN Healthcare Services, Inc. (a)                      425,000         9,124,750
                                                                 ---------------
HOME FURNISHINGS-6.31%
Tempur-Pedic International Inc.                        536,000        16,696,400
                                                                 ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-5.04%
Manpower Inc.                                          168,800        13,343,640
                                                                 ---------------
INDUSTRIAL MACHINERY-3.10%
Graco Inc.                                             200,000         8,208,000
                                                                 ---------------
INSURANCE BROKERS-4.68%
Arthur J. Gallagher & Co.                              448,900        12,380,662
                                                                 ---------------
LEISURE PRODUCTS-6.23%
Polaris Industries Inc.                                 85,000         4,195,600
Pool Corp.                                             365,800        12,294,538
                                                                 ---------------
                                                                      16,490,138
                                                                 ---------------
LIFE & HEALTH INSURANCE-2.99%
Unum Group                                             325,000         7,897,500
                                                                 ---------------
PHARMACEUTICALS-3.73%
Endo Pharmaceuticals Holdings Inc. (a)                 290,200         9,869,702
                                                                 ---------------
TRUCKING-4.97%
Con-way Inc.                                           266,300        13,152,557
                                                                 ---------------
   Total Domestic Common Stocks
      (Cost $156,615,844)                                            173,842,312
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-22.98%
AUSTRALIA-1.51%
Cochlear Ltd. (Health Care Equipment) (b)               76,600   $     3,990,526
                                                                 ---------------
AUSTRIA-3.33%
Wiener Staedtische Versicherung A.G.
   (Multi-Line Insurance) (b)                          125,000         8,812,384
                                                                 ---------------
CANADA-3.56%
Tim Hortons, Inc. (Restaurants)                        213,000         6,579,189
Tim Hortons, Inc. (Restaurants) (c)                     92,172         2,845,350
                                                                 ---------------
                                                                       9,424,539
                                                                 ---------------
FRANCE-1.80%
Zodiac S.A. (Aerospace & Defense) (b)                   67,100         4,753,936
                                                                 ---------------
IRELAND-3.77%
DCC PLC (Industrial Conglomerates) (b)                  84,700         2,503,439
Kingspan Group PLC (Building Products) (b)             192,600         4,617,479
Ryanair Holdings PLC -ADR (Airlines) (a)                68,800         2,854,512
                                                                 ---------------
                                                                       9,975,430
                                                                 ---------------
MEXICO-4.11%
Grupo Modelo, S.A.B. de C.V. -Series C
   (Brewers)                                         1,061,000         5,700,120
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                           205,000         5,176,250
                                                                 ---------------
                                                                      10,876,370
                                                                 ---------------
SWEDEN-1.90%
Hoganas A.B. -Class B (Steel) (b)                      175,500         5,030,594
                                                                 ---------------
UNITED KINGDOM-3.00%
HBOS PLC (Diversified Banks) (b)                       405,000         7,934,849
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $47,490,333)                                              60,798,628
                                                                 ---------------
MONEY MARKET FUNDS-11.92%
Liquid Assets Portfolio -Institutional
   Class (d)                                        15,774,350        15,774,350
Premier Portfolio -Institutional Class (d)          15,774,350        15,774,350
                                                                 ---------------
   Total Money Market Funds
      (Cost $31,548,700)                                              31,548,700
                                                                 ---------------

AIM Trimark Endeavor Fund

TOTAL INVESTMENTS-100.59%
   (Cost $235,654,877)                                           $   266,189,640
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.59)%                                (1,572,080)
                                                                 ---------------
NET ASSETS-100.00%                                               $   264,617,560
                                                                 ===============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $37,643,207, which represented 14.23% of the Fund's Net Assets. See Note 1A.

(c)  Traded on New York Stock Exchange.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Trimark Endeavor Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Trimark Endeavor Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of

AIM Trimark Endeavor Fund
     foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE      PURCHASES AT      PROCEEDS        VALUE       DIVIDEND
FUND                          10/31/06        COST         FROM SALES      07/31/07      INCOME
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class      $ 5,441,207   $ 68,927,836   $ (58,594,693)  $15,774,350   $  585,358
Premier Portfolio-
   Institutional Class        5,441,207     68,927,836     (58,594,693)   15,774,350      582,553
                            -----------   ------------   -------------   -----------   ----------
      TOTAL INVESTMENTS
         IN AFFILIATES      $10,882,414   $137,855,672   $(117,189,386)  $31,548,700   $1,167,911
                            ===========   ============   =============   ===========   ==========

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                       CONTRACT TO                            UNREALIZED
SETTLEMENT   -------------------------------      VALUE      APPRECIATION
  DATE          DELIVER            RECEIVE      07/31/07    (DEPRECIATION)
----------   -------------     -------------   ----------   -------------
10/15/07     EUR 3,000,000     USD 4,017,750   $4,114,354      $(96,604)

Currency Abbreviations:

EUR -- Euro
USD -- U.S. Dollar

AIM Trimark Endeavor Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $150,937,940 and $29,526,209 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $35,756,696
Aggregate unrealized (depreciation) of investment securities         (5,285,372)
                                                                    -----------
Net unrealized appreciation of investment securities                $30,471,324
                                                                    ===========

Cost of investments for tax purposes is $235,718,316.

                                AIM TRIMARK FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com              T-TRI-QTR-1 7/07            A I M Advisors, Inc.

AIM Trimark Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-69.46%

AUSTRIA-2.43%
Wienerberger A.G. (Building Products) (a)               27,300   $     1,893,765
                                                                 ---------------
DENMARK-0.62%
Alk-Abello A.S. (Pharmaceuticals) (a)                    2,300           478,894
                                                                 ---------------
FINLAND-3.37%
Nokian Renkaat Oyj (Tires & Rubber) (a)                 79,800         2,622,367
                                                                 ---------------
FRANCE-4.07%
Accor S.A. (Hotels, Resorts & Cruise Lines) (a)         37,100         3,172,357
                                                                 ---------------
GERMANY-6.53%
Adidas A.G. (Apparel, Accessories & Luxury
   Goods) (a)                                           51,200         3,117,582
Bayerische Motoren Werke A.G. (Automobile
   Manufacturers) (a)                                   31,900         1,971,213
                                                                 ---------------
                                                                       5,088,795
                                                                 ---------------
IRELAND-5.81%
Anglo Irish Bank Corp. PLC (Diversified Banks)
   (a)                                                  57,941         1,071,421
Kerry Group PLC -Class A (Packaged Foods &
   Meats) (a)                                           64,600         1,720,345
Ryanair Holdings PLC -ADR (Airlines) (b)                41,900         1,738,431
                                                                 ---------------
                                                                       4,530,197
                                                                 ---------------
JAPAN-0.94%
Canon Inc. (Office Electronics) (a)                     13,800           733,252
                                                                 ---------------

MEXICO-9.40%
Cemex S.A.B. de C.V. -ADR (Construction
   Materials) (b)                                       84,294         2,726,068
Grupo Modelo, S.A.B. de C.V. -Series C
   (Brewers)                                           294,400         1,581,635
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                           119,400         3,014,850
                                                                 ---------------
                                                                       7,322,553
                                                                 ---------------
NETHERLANDS-6.59%
ING Groep N.V. (Other Diversified Financial
   Services) (a)                                        70,800         2,994,819
Vedior N.V. (Human Resource & Employment
   Services) (a)                                        82,868         2,143,326
                                                                 ---------------
                                                                       5,138,145
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
SOUTH KOREA-2.51%
Hana Financial Group Inc. (Diversified Banks)
   (a)                                                  14,730   $       797,218
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                          41,200         1,159,368
                                                                 ---------------
                                                                       1,956,586
                                                                 ---------------
SWITZERLAND-8.53%
Nestle S.A. (Packaged Foods & Meats) (a)                 7,100         2,713,149
Novartis A.G. (Pharmaceuticals) (a)                     44,200         2,388,264
Schindler Holding A.G. (Industrial Machinery)
   (a)                                                   5,900           376,298
Schindler Holding A.G. -Participation Ctfs.
   (Industrial Machinery) (a)                           18,500         1,171,030
                                                                 ---------------
                                                                       6,648,741
                                                                 ---------------
UNITED KINGDOM-18.66%
HBOS PLC (Diversified Banks) (a)                       118,623         2,324,088
Reed Elsevier PLC (Publishing) (a)                     320,300         3,959,980
Smiths Group PLC (Industrial Conglomerates)
   (a)                                                  18,433           390,645
Tesco PLC (Food Retail) (a)                            211,554         1,737,244
Willis Group Holdings Ltd. (Insurance Brokers)          59,200         2,402,928
WPP Group PLC (Advertising) (a)                        259,900         3,724,219
                                                                 ---------------
                                                                      14,539,104
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $46,512,049)                                              54,124,756
                                                                 ===============
DOMESTIC COMMON STOCKS-26.68%
APPAREL RETAIL-1.68%
Ross Stores, Inc.                                       45,300         1,310,529
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-2.23%
State Street Corp.                                      25,900         1,736,077
                                                                 ---------------
CONSUMER FINANCE-1.92%
American Express Co.                                    25,600         1,498,624
                                                                 ---------------
ELECTRONIC MANUFACTURING SERVICES-2.40%
Molex Inc. -Class A                                     69,700         1,866,566
                                                                 ---------------
HEALTH CARE EQUIPMENT-6.45%
Edwards Lifesciences Corp. (b)                          26,000         1,194,960
Kinetic Concepts, Inc. (b)                              62,300         3,830,204
                                                                 ---------------
                                                                       5,025,164
                                                                 ---------------
HEALTH CARE TECHNOLOGY-2.49%
IMS Health Inc.                                         69,000         1,940,970
                                                                 ---------------

AIM Trimark Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
MANAGED HEALTH CARE-2.82%
WellPoint Inc. (b)                                      29,200   $     2,193,504
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT-1.27%
Applied Materials, Inc.                                 45,000           991,800
                                                                 ---------------
SEMICONDUCTORS-2.47%
Altera Corp.                                            83,100         1,927,920
                                                                 ---------------
SYSTEMS SOFTWARE-2.95%
Oracle Corp. (b)                                       120,200         2,298,224
                                                                 ---------------
   Total Domestic Common Stocks
      (Cost $17,819,429)                                              20,789,378
                                                                 ===============
MONEY MARKET FUNDS-2.88%
Liquid Assets Portfolio -Institutional Class(c)      1,122,998         1,122,998
Premier Portfolio -Institutional Class(c)            1,122,998         1,122,998
                                                                 ---------------
   Total Money Market Funds
      (Cost $2,245,996)                                                2,245,996
                                                                 ---------------
TOTAL INVESTMENTS-99.02%
   (Cost $66,577,474)                                                 77,160,130
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-0.98%                                      764,548
                                                                 ---------------
NET ASSETS-100.00%                                               $    77,924,678
                                                                 ===============

Investment Abbreviations:

ADR     -- American Depositary Receipt

Ctfs.   -- Certificates

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $41,501,476, which represented 53.26% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Trimark Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Trimark Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Trimark Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE     PURCHASES AT   PROCEEDS FROM     VALUE      DIVIDEND
FUND                         10/31/06        COST           SALES        07/31/07     INCOME
----                        ----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class      $1,252,761    $17,791,797   $(17,921,560)   $1,122,998   $ 58,092
Premier Portfolio-
   Institutional Class       1,252,761     17,791,797    (17,921,560)    1,122,998     57,795
                            ----------    -----------   -------------   ----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $2,505,522    $35,583,594   $(35,843,120)   $2,245,996   $115,887
                            ==========    ===========   =============   ==========   ========

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $50,941,944 and $25,112,747 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $10,751,981
Aggregate unrealized (depreciation) of investment securities           (226,072)
                                                                    -----------
Net unrealized appreciation of investment securities                $10,525,909
                                                                    ===========

Cost of investments for tax purposes is $66,634,221.

                        AIM TRIMARK SMALL COMPANIES FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com             T-SCO-QTR-1 7/07             A I M Advisors, Inc.

AIM Trimark Small Companies Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
DOMESTIC COMMON STOCKS-57.44%

ADVERTISING-1.36%
Harte-Hanks, Inc.                                      341,700   $     8,047,035
                                                                 ---------------
AIR FREIGHT & LOGISTICS-3.84%
Dynamex Inc. (a)(b)                                    475,280        11,416,226
Pacer International, Inc.                              516,100        11,359,361
                                                                 ---------------
                                                                      22,775,587
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.43%
Columbia Sportswear Co.                                208,300        13,060,410
Hampshire Group, Ltd. (b)                              372,824         7,270,068
                                                                 ---------------
                                                                      20,330,478
                                                                 ---------------
AUTOMOTIVE RETAIL-2.41%
Lithia Motors, Inc. -Class A (a)                       695,638        14,323,186
                                                                 ---------------
BIOTECHNOLOGY-1.91%
Tercica, Inc. (b)                                    2,353,974        11,322,615
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-5.12%
Plantronics, Inc.                                      459,100        12,863,982
Tekelec (b)                                          1,368,300        17,527,923
                                                                 ---------------
                                                                      30,391,905
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES-1.55%
Hewitt Associates, Inc. -Class A (b)                   308,500         9,230,320
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.53%
FTI (b)                                                366,300        15,029,289
                                                                 ---------------
HEALTH CARE EQUIPMENT-6.00%
Edwards Lifesciences Corp. (b)                         254,800        11,710,608
Kinetic Concepts, Inc. (b)                             389,200        23,928,016
                                                                 ---------------
                                                                      35,638,624
                                                                 ---------------
HEALTH CARE SUPPLIES-2.32%
Cooper Cos., Inc. (The)                                275,024        13,786,953
                                                                 ---------------
HOME FURNISHINGS-3.98%
Tempur-Pedic International Inc.                        758,300        23,621,045
                                                                 ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.03%
Learning Tree International, Inc. (b)                  458,737         6,096,615
                                                                 ---------------
INTERNET RETAIL-2.02%
NutriSystem, Inc. (b)                                  215,000        11,979,800
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
LEISURE PRODUCTS-1.70%
Polaris Industries Inc.                                204,200   $    10,079,312
                                                                 ---------------
OFFICE SERVICES & SUPPLIES-0.36%
HNI Corp.                                               53,000         2,163,990
                                                                 ---------------
PHARMACEUTICALS-2.90%
Endo Pharmaceuticals Holdings Inc. (b)                 505,900        17,205,659
                                                                 ---------------
PUBLISHING-0.28%
Wiley (John) & Sons -Class A                            38,800         1,640,852
                                                                 ---------------
SEMICONDUCTORS-3.98%
International Rectifier Corp. (b)                      643,000        23,604,530
                                                                 ---------------
SPECIALIZED CONSUMER SERVICES-2.84%
Jackson Hewitt Tax Service Inc.                        618,951        16,835,467
                                                                 ---------------
TECHNOLOGY DISTRIBUTORS-3.25%
Brightpoint, Inc. (b)                                1,468,238        19,277,965
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE-1.57%
Northwest Bancorp, Inc.                                354,628         9,312,531
                                                                 ---------------
TRUCKING-3.06%
Con-way Inc.                                           367,500        18,150,825
                                                                 ---------------
   Total Domestic Common Stocks
      (Cost $310,147,764)                                            340,844,583
                                                                 ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-13.11%
CANADA-11.52%
Chemtrade Logistics Income Fund (Commodity
   Chemicals)                                          888,800         6,582,161
Cymat Technologies Ltd. (Aluminum) (b)               2,497,500           561,894
Cymat Technologies Ltd.-Wts. expiring
   6/23/08 (Aluminum) (Aquired 06/22/05;
   Cost $0)(c)(d)(e)(f)                                700,000                 7
Duntroon Energy Ltd. (Oil & Gas Exploration
   & Production) (c)(d)                                 69,374                --
Duntroon Energy Warrants (Oil & Gas
   Exploration & Production) (c)(d)(e)                  19,444                --
FirstService Corp. (Real Estate Management
   & Development) (b)                                  321,900        10,552,465
Husky Injection Molding Systems Ltd.
   (Industrial Machinery)                            2,144,600        14,696,064
MEGA Brands Inc. (Leisure Products) (a)(b)           2,039,700        35,985,145
                                                                 ---------------
                                                                      68,377,736
                                                                 ---------------

AIM Trimark Small Companies Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
NETHERLANDS-1.59%
ASM International N. V. - ADR
   (Semiconductor Equipment) (b)                     334,200     $     9,431,124
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $73,706,203)                                              77,808,860
                                                                 ---------------
FOREIGN PREFERRED STOCKS-0.29%
CANADA-0.29%
FirstService Corp. Pfd. (Real Estate
   Management & Development)
(Cost $1,880,000)                                       75,200         1,710,800
                                                                 ---------------
MONEY MARKET FUNDS-29.79%
Liquid Assets Portfolio -Institutional
   Class (g)                                        88,406,238        88,406,238
Premier Portfolio -Institutional Class (g)          88,406,238        88,406,238
                                                                 ---------------
   Total Money Market Funds                                          176,812,476
      (Cost $176,812,476)
                                                                 ---------------
TOTAL INVESTMENTS-100.63%
   (Cost $562,546,443)                                               597,176,719
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.63)%                                 (3,739,333)
                                                                 ---------------
NET ASSETS-100.00%                                               $   593,437,386
                                                                 ===============

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2007 was $61,724,557, which represented 10.40% of the Fund's Net Assets. See Note 2.

(b)  Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2007 was $7, which represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $7, which represented less than 0.01% of the Fund's Net Assets.

(e) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2007 represented less than 0.01% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Trimark Small Companies Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Trimark Small Companies Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of

AIM Trimark Small Companies Fund

     foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE      PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07       INCOME
----                        -----------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $18,412,324   $149,861,829   $ (79,867,915)  $ 88,406,238   $1,823,787
Premier Portfolio-
   Institutional Class       18,412,324    149,861,829     (79,867,915)    88,406,238    1,815,223
                            -----------   ------------   -------------   ------------   ----------
   SUBTOTAL                 $36,824,648   $299,723,658   $(159,735,830)  $176,812,476   $3,639,010
                            ===========   ============   =============   ============   ==========

AIM Trimark Small Companies Fund

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2007.

                                                                              CHANGE IN
                                                                             UNREALIZED
                               VALUE       PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
                              10/31/06         COST            SALES       (DEPRECIATION)    07/31/07       INCOME     GAIN (LOSS)
                            -----------   --------------   -------------   --------------  ------------   ----------   -----------
Dynamex Inc.                $ 9,539,929    $  3,839,113    $  (2,947,695)   $   173,857    $ 11,416,226   $       --   $  811,022
Embarcadero Technologies
   Inc.                      13,602,040       3,264,173      (15,804,929)    (3,962,704)             --           --    2,901,420
Lithia Motors                        --       9,728,588         (976,475)     5,633,802      14,323,186      175,481      (62,729)
Mega Brands Inc.                     --      26,570,366               --      9,414,779      35,985,145           --           --
SpectraLink Corp.             9,327,487              --      (11,874,103)     1,146,069              --           --    1,400,547
                            -----------    ------------    -------------    -----------    ------------   ----------   ----------
   SUBTOTAL                 $32,469,456    $ 43,402,240    $ (31,603,202)   $12,405,803    $ 61,724,557   $  175,481   $5,050,260
                            -----------    ------------    -------------    -----------    ------------   ----------   ----------
   TOTAL INVESTMENTS
      IN AFFILIATES         $69,294,104    $343,125,898    $(191,339,032)   $12,405,803    $238,537,033   $3,814,491   $5,050,260
                            ===========    ============    =============    ===========    ============   ==========   ==========

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $251,116,029 and $110,876,293, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 53,837,416
Aggregate unrealized (depreciation) of investment securities        (19,272,472)
                                                                   ------------
Net unrealized appreciation of investment securities               $ 34,564,944
                                                                   ============

Cost of investments for tax purposes is $562,611,775.

Item 2. Controls and Procedures.

     (a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 28, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 28, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.